UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Certificates Of Deposit	31.0%
Other Notes	28.5
Financial Company Commercial Paper	17.2
Asset Backed Commercial Paper	11.5
Other Repurchase Agreements	7.6
Treasury Repurchase Agreements	1.9
Government Agency Repurchase Agreements	1.6
Treasury Debt	0.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	31.8%
2 to 30 Days	24.3
31 to 60 Days	10.5
61 to 90 Days	4.9
Over 90 Days	28.4
Total	99.9%
Average days to maturity	14
Weighted average life	56
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—11.5%
Anglesea Funding LLC	1.580%	07/06/2022	07/06/2022	$ 100,000,000	$ 99,973,733
Antalis SA	0.380%	07/06/2022	07/06/2022	120,110,000	120,077,951
Barclays Bank PLC	1.580%	07/05/2022	07/05/2022	100,000,000	99,977,486
Barton Capital SA	1.580%	07/01/2022	07/01/2022	45,000,000	44,998,057
Barton Capital SA	1.770%	09/06/2022	09/06/2022	75,000,000	74,696,975
Collateralized Commercial Paper V Co. LLC, SOFR + 0.43%	1.940%	07/01/2022	11/14/2022	152,000,000	152,000,000
Ionic Capital III Trust	1.650%	07/20/2022	07/20/2022	50,000,000	49,954,861
Legacy Capital Co. LLC	1.950%	10/06/2022	10/06/2022	140,000,000	139,053,701
Legacy Capital Co. LLC, SOFR + 0.35%%(a)	1.860%	07/01/2022	08/12/2022	50,000,000	50,004,090
Legacy Capital Co., LLC	1.660%	08/24/2022	08/24/2022	56,000,000	55,825,894
LMA-Americas LLC	2.120%	11/18/2022	11/18/2022	41,000,000	40,545,871
Mackinac Funding Co., LLC	1.710%	09/20/2022	09/20/2022	50,000,000	49,742,953
Mountcliff Funding LLC	1.610%	07/01/2022	07/01/2022	110,000,000	109,995,251
Mountcliff Funding LLC, SOFR + 0.19%%(a)	1.650%	07/01/2022	07/22/2022	29,000,000	29,000,166
Mountcliff Funding LLC, SOFR + 0.50%(a)	2.020%	07/01/2022	10/03/2022	50,000,000	50,000,000
Mountcliff Funding LLC, SOFR + 0.50%(a)	2.020%	07/01/2022	10/07/2022	95,000,000	95,000,000
Regatta Funding Co. LLC	1.250%	07/22/2022	07/22/2022	150,000,000	149,961,105
Ridgefield Funding Co. LLC	1.680%	09/12/2022	09/12/2022	41,000,000	40,818,550
TOTAL ASSET BACKED COMMERCIAL PAPER					1,451,626,644
CERTIFICATES OF DEPOSIT—31.0%
Bank of Montreal(b)	0.185%	07/05/2022	07/05/2022	100,000,000	99,980,641
Bank of Montreal, SOFR + 0.15%(c)	1.660%	07/01/2022	08/02/2022	50,000,000	49,997,945
Bank of Montreal, SOFR + 0.15%(c)	1.660%	07/01/2022	09/29/2022	100,000,000	99,953,935
Bank of Nova Scotia(b)	0.200%	09/28/2022	09/28/2022	125,000,000	124,395,960
Bank of Nova Scotia, SOFR + 0.25%	1.760%	07/01/2022	02/17/2023	75,000,000	74,864,603
Barclays Bank PLC	2.230%	12/01/2022	12/01/2022	150,000,000	149,717,073
Barclays Bank PLC, SOFR + 0.23%	1.770%	07/01/2022	10/21/2022	125,000,000	124,920,204
Canadian Imperial Bank of Commerce, SOFR + 0.16%%	1.670%	07/01/2022	08/12/2022	100,000,000	99,991,300
Canadian Imperial Bank of Commerce, SOFR + 0.25%	1.760%	07/01/2022	02/14/2023	75,000,000	74,870,754
Canadian Imperial Bank of Commerce, SOFR + 0.30%(c)	1.810%	07/01/2022	01/06/2023	100,000,000	99,910,786
Citibank NA	2.670%	03/03/2023	03/03/2023	82,500,000	82,231,621
Cooperatieve Rabobank UA, SOFR + 0.42%	1.930%	07/01/2022	12/30/2022	14,500,000	14,494,870
Credit Agricole Corporate & Investment Bank SA	1.560%	08/12/2022	08/12/2022	46,750,000	46,738,933
Credit Agricole Corporate & Investment Bank SA	1.790%	09/21/2022	09/21/2022	100,000,000	99,924,419
Credit Industriel et Commercial, SOFR + 0.35%	1.860%	07/01/2022	10/12/2022	83,000,000	82,995,897
Credit Suisse AG	1.520%	08/09/2022	08/09/2022	100,000,000	99,968,154
Credit Suisse AG	1.660%	08/26/2022	08/26/2022	69,500,000	69,468,371
Goldman Sachs Bank USA, SOFR + 0.19%	1.678%	07/01/2022	07/18/2022	82,000,000	82,001,806
Goldman Sachs Bank USA, SOFR + 0.20%	1.710%	07/01/2022	08/15/2022	125,000,000	124,992,766
KBC Bank NV	1.560%	07/01/2022	07/01/2022	100,000,000	100,000,038
KBC Bank NV	1.560%	07/07/2022	07/07/2022	75,000,000	75,000,000
Mizuho Bank Ltd., SOFR + 0.16%	1.680%	07/01/2022	07/20/2022	100,000,000	99,999,514
Mizuho Bank, Ltd.	1.200%	07/21/2022	07/21/2022	100,000,000	99,974,076
MUFG Bank Ltd., SOFR + 0.19%	1.710%	07/01/2022	07/28/2022	125,000,000	124,998,725
MUFG Bank, Ltd.(b)	0.320%	08/08/2022	08/08/2022	125,000,000	124,802,026
MUFG Bank, Ltd., SOFR + 0.40%%	1.920%	07/01/2022	10/06/2022	24,100,000	24,101,746
MUFG Bank, Ltd., SOFR + 0.40%%	1.920%	07/01/2022	10/07/2022	33,200,000	33,202,239
MUFG Bank, Ltd., SOFR + 0.45%	1.960%	07/01/2022	11/21/2022	150,000,000	150,004,101
Natixis SA, SOFR + 0.46%%	1.970%	07/01/2022	12/29/2022	41,000,000	40,995,874
Nordea Bank Abp, SOFR + 0.16%	1.680%	07/01/2022	08/15/2022	50,000,000	49,995,513
Nordea Bank Abp, SOFR + 0.42%	1.960%	07/01/2022	12/01/2022	45,000,000	44,989,655
Nordea Bank Abp, SOFR + 0.42%	1.960%	07/01/2022	12/07/2022	125,000,000	124,966,793
Norinchukin BK NY BR, SOFR + 0.29%	1.800%	07/01/2022	07/28/2022	91,250,000	91,255,658
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Standard Chartered Bank, SOFR + 0.40%	1.910%	07/01/2022	10/21/2022	$ 55,500,000	$ 55,501,411
Sumitomo Mitsui Banking Corp.	1.150%	07/18/2022	07/18/2022	75,000,000	74,982,789
Sumitomo Mitsui Banking Corp., SOFR + 0.16%	1.670%	07/01/2022	07/11/2022	57,500,000	57,501,472
Sumitomo Mitsui Banking Corp., SOFR + 0.18%	1.720%	07/01/2022	08/05/2022	100,000,000	99,997,575
Sumitomo Mitsui Banking Corp., SOFR + 0.21%	1.720%	07/01/2022	10/11/2022	57,500,000	57,475,382
Sumitomo Mitsui Banking Corp., SOFR + 0.45%	1.960%	07/01/2022	12/05/2022	145,000,000	144,956,293
Sumitomo Mitsui Trust Bank Ltd.	1.550%	07/07/2022	07/07/2022	150,000,000	150,000,000
Svenska Handelsbanken, SOFR + 0.45%	1.970%	07/01/2022	04/04/2023	75,250,000	75,143,770
Swedbank AB	1.590%	09/06/2022	09/06/2022	75,000,000	74,945,678
Toronto-Dominion Bank	2.000%	07/01/2022	02/28/2023	80,000,000	79,965,374
Westpac Banking Corp., SOFR + 0.13%(c)	1.670%	07/01/2022	07/15/2022	31,000,000	31,000,058
Westpac Banking Corp., SOFR + 0.20%	1.740%	07/01/2022	01/20/2023	125,000,000	124,762,108
TOTAL CERTIFICATES OF DEPOSIT					3,911,937,906
FINANCIAL COMPANY COMMERCIAL PAPER—17.2%
Australia & New Zealand Banking Group, Ltd., SOFR + 0.36%(a)	1.870%	07/01/2022	10/27/2022	49,250,000	49,255,038
Australia & New Zealand Banking Group, Ltd., SOFR + 0.40%(a)	1.910%	07/01/2022	12/01/2022	50,000,000	49,991,084
Bank of Montreal	1.630%	07/19/2022	07/19/2022	125,000,000	124,895,302
Bank of Nova Scotia, SOFR + 0.16%%(a)	1.670%	07/01/2022	08/11/2022	150,000,000	149,988,061
Barclays Bank UK PLC	1.600%	07/07/2022	07/07/2022	50,000,000	49,984,542
BNG Bank NV	1.570%	07/01/2022	07/01/2022	25,000,000	24,998,928
BNP Paribas SA, SOFR + 0.40%%	1.910%	07/01/2022	11/04/2022	75,000,000	75,015,229
HSBC Bank PLC, SOFR + 0.21%(a)	1.730%	07/01/2022	10/14/2022	105,000,000	105,000,000
HSBC Bank PLC, SOFR + 0.25%(a)	1.770%	07/01/2022	02/10/2023	27,000,000	26,951,403
ING U.S. Funding LLC	1.080%	07/28/2022	07/28/2022	75,000,000	74,901,417
Lloyds Bank PLC	1.340%	07/25/2022	07/25/2022	111,750,000	111,620,091
Macquarie Bank, Ltd., SOFR + 0.23%%(a)	1.750%	07/01/2022	08/02/2022	100,000,000	100,002,553
National Australia Bank Ltd., SOFR + 0.37%(a)	1.880%	07/01/2022	10/03/2022	72,250,000	72,255,119
National Australia Bank, Ltd, SOFR + 0.42%(a)	1.930%	07/01/2022	12/08/2022	33,000,000	32,994,554
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.20%%(a)	1.710%	07/01/2022	10/20/2022	75,000,000	74,945,522
Royal Bank of Canada, SOFR + 0.45%%(a)	1.960%	07/01/2022	04/03/2023	125,000,000	124,860,015
Skandinaviska Enskilda Banken AB	1.830%	10/05/2022	10/05/2022	90,000,000	89,468,197
Skandinaviska Enskilda Banken AB, SOFR + 0.50%%(a)	2.020%	07/01/2022	10/24/2022	37,500,000	37,509,975
Swedbank AB	1.070%	07/27/2022	07/27/2022	63,000,000	62,925,581
Toronto Dominion Bank	1.710%	07/01/2022	11/01/2022	100,000,000	99,957,574
Toronto Dominion Bank	2.000%	07/01/2022	03/29/2023	50,000,000	49,969,705
Toyota Finance Australia, Ltd.	1.780%	09/06/2022	09/06/2022	112,750,000	112,315,750
UBS AG, SOFR + 0.19%(a),(c)	1.700%	07/01/2022	07/13/2022	125,000,000	125,001,261
UBS AG, SOFR + 0.51%(a)	1.764%	07/01/2022	02/17/2023	56,500,000	56,469,052
Westpac Banking Corp.	1.030%	07/19/2022	07/19/2022	70,000,000	69,939,707
Westpac Banking Corp.	1.090%	07/27/2022	07/27/2022	69,500,000	69,413,108
Westpac Banking Corp., SOFR + 0.40%(a)	1.910%	07/01/2022	11/23/2022	40,000,000	39,996,914
Westpac Banking Corp., SOFR + 0.50%(a)	2.010%	07/01/2022	03/21/2023	55,000,000	54,970,373
Westpac Banking Corp., SOFR + 0.50%(a)	2.010%	07/01/2022	03/24/2023	50,000,000	49,971,667
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,165,567,722
OTHER NOTES—28.5%
ABN AMRO Bank NV	1.580%	06/29/2022	07/06/2022	100,000,000	100,000,000
ABN AMRO Bank NV	1.580%	06/30/2022	07/07/2022	150,000,000	150,000,000
Abu Dhabi International Bank	1.570%	06/30/2022	07/01/2022	440,069,000	440,069,000
Australia & New Zealand Banking Group Ltd.	1.570%	06/30/2022	07/01/2022	358,000,000	358,000,000
Bank of Montreal	1.580%	06/30/2022	07/07/2022	150,000,000	150,000,000
BNP Paribas Securities Corp.	1.550%	06/30/2022	07/01/2022	200,000,000	200,000,000
Citibank NA	1.560%	06/30/2022	07/01/2022	175,001,000	175,001,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Credit Agricole Corporate & Investment Bank SA	1.560%	06/30/2022	07/01/2022	$ 25,000,000	$ 25,000,000
ING Bank NV	1.590%	06/24/2022	07/01/2022	50,000,000	50,000,000
ING Bank NV	1.590%	06/28/2022	07/05/2022	100,000,000	100,000,000
KBC Bank NV	1.570%	06/30/2022	07/01/2022	400,000,000	400,000,000
Mizuho Bank Ltd.	1.570%	06/30/2022	07/01/2022	400,000,000	400,000,000
Royal Bank of Canada	1.570%	06/30/2022	07/01/2022	375,000,000	375,000,000
Skandinaviska Enskilda Banken AB	1.560%	06/30/2022	07/01/2022	475,000,000	475,000,000
Toronto-Dominion Bank	1.580%	06/29/2022	07/06/2022	50,000,000	50,000,000
Toronto-Dominion Bank	1.580%	06/30/2022	07/07/2022	100,000,000	100,000,000
Toyota Motor Credit Corp., SOFR + 0.28%(c)	1.800%	07/01/2022	12/14/2022	50,000,000	49,917,615
TOTAL OTHER NOTES					3,597,987,615
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—1.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 8.676% due 04/25/2024 – 05/25/2057, valued at $214,920,000); expected proceeds $199,008,844	1.600%	07/01/2022	07/01/2022	199,000,000	199,000,000
TREASURY REPURCHASE AGREEMENTS—1.9%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2022 (collateralized by a U.S. Treasury Bill, 0.000% due 10/06/2022, a U.S. Treasury Bond, 3.000% due 02/15/2049, U.S. Treasury Notes, 0.625% – 1.125% due 02/29/2028 – 05/15/2030, U.S. Treasury Strips, 0.000% due 02/15/2027 – 05/15/2032, and various Corporate Bonds, 0.000% – 8.000% due 09/06/2022 – 01/01/2999, valued at $153,588,480); expected proceeds $148,046,908	1.630%	07/06/2022	07/06/2022	148,000,000	148,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.250% due 03/31/2023 – 11/15/2025, valued at $102,000,006); expected proceeds $100,002,778	1.000%	07/01/2022	07/01/2022	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					248,000,000
OTHER REPURCHASE AGREEMENTS—7.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.300% – 10.875% due 11/01/2022 – 06/15/2052, valued at $109,297,185); expected proceeds $102,150,000	1.720%	07/01/2022	07/01/2022	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2022 (collateralized by various Corporate Bonds, 0.000% – 10.500% due 08/01/2024 – 02/01/2032, valued at $143,750,354); expected proceeds $125,404,167	1.940%	07/01/2022	08/16/2022	125,000,000	125,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $99,963,209); expected proceeds $91,004,348	1.720%	07/01/2022	07/01/2022	91,000,000	91,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% due 05/25/2060, a Federal National Mortgage Association, 1.844% due 07/25/2032, Government National Mortgage Associations, 1.221% – 3.000% due 02/20/2051 – 05/20/2072, and various Corporate Bonds, 1.625% – 2.125% due 02/13/2023 – 03/15/2024, valued at $41,067,615); expected proceeds $40,182,000	1.820%	07/01/2022	09/08/2022	$ 40,000,000	$ 40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by a U.S. Treasury Bond, 2.500% due 02/15/2045, and various Corporate Bonds, 0.000% – 8.000% due 07/01/2023 – 02/01/2029, valued at $80,300,045); expected proceeds $73,487,437	2.020%	07/01/2022	10/07/2022	73,000,000	73,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2022 (collateralized by a U.S. Treasury Note, 0.125% due 03/31/2023, a Common Stock, and various Corporate Bonds, 0.975% – 10.625% due 01/17/2023 – 01/01/2999, valued at $214,392,847); expected proceeds $200,063,389	1.630%	07/01/2022	07/01/2022	200,000,000	200,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2022 (collateralized by a U.S. Treasury Bill, 0.000% due 10/06/2022, a U.S. Treasury Note, 0.625% due 05/15/2030, U.S. Treasury Strips, 0.000% due 08/15/2028 – 02/15/2031, and various Corporate Bonds, 0.000% – 5.450% due 10/25/2022 – 01/01/2999, valued at $34,646,916); expected proceeds $32,010,142	1.630%	07/05/2022	07/06/2022	32,000,000	32,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $54,090,935); expected proceeds $50,002,292	1.650%	07/01/2022	07/01/2022	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by various Common Stocks, valued at $108,000,000); expected proceeds $100,621,444	1.880%	07/01/2022	10/07/2022	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2022 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,248,578	1.880%	07/01/2022	10/14/2022	40,000,000	40,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2022 (collateralized by various Corporate Bonds, 1.162% – 6.950% due 08/15/2022 – 05/15/2055, valued at $23,745,203); expected proceeds $22,007,144	1.670%	07/01/2022	07/05/2022	22,000,000	22,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Corporate Bonds, 1.844% – 6.250% due 03/15/2023 – 06/01/2047, valued at $95,595,942); expected proceeds $86,003,918	1.640%	07/01/2022	07/01/2022	$ 86,000,000	$ 86,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					959,000,000
TOTAL INVESTMENTS –99.9% (Cost $12,612,093,680)(d)					12,608,036,298
Other Assets in Excess of Liabilities —0.1%					6,618,752
NET ASSETS –100.0%					$ 12,614,655,050
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate represents annualized yield at date of purchase.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,451,626,644	$—	$ 1,451,626,644
Certificates Of Deposit	—	3,911,937,906	—	3,911,937,906
Financial Company Commercial Paper	—	2,165,567,722	—	2,165,567,722
Other Notes	—	3,597,987,615	—	3,597,987,615
Treasury Debt	—	74,916,411	—	74,916,411
Government Agency Repurchase Agreements	—	199,000,000	—	199,000,000
Treasury Repurchase Agreements	—	248,000,000	—	248,000,000
Other Repurchase Agreements	—	959,000,000	—	959,000,000
Total Investments	$—	$12,608,036,298	$—	$12,608,036,298
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$ 11,202,036,298
Repurchase agreements, at value	1,406,000,000
Total Investments	12,608,036,298
Interest receivable — unaffiliated issuers	8,015,979
TOTAL ASSETS	12,616,052,277
LIABILITIES
Due to custodian	189
Advisory and administrator fee payable	555,060
Custody, sub-administration and transfer agent fees payable	734,349
Trustees’ fees and expenses payable	1,501
Professional fees payable	62,344
Printing fees payable	23,375
Accrued expenses and other liabilities	20,409
TOTAL LIABILITIES	1,397,227
NET ASSETS	$12,614,655,050
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 11,206,093,680
Repurchase agreements	1,406,000,000
Total cost of investments	$12,612,093,680
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$35,954,342
EXPENSES
Advisory and administrator fee	3,317,233
Custodian, sub-administrator and transfer agent fees	723,749
Trustees’ fees and expenses	48,407
Professional fees and expenses	69,129
Printing and postage fees	11,191
Insurance expense	2,112
Miscellaneous expenses	18,390
TOTAL EXPENSES	4,190,211
NET INVESTMENT INCOME (LOSS)	$31,764,131
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	281,283
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,529,870)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,248,587)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,515,544
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,764,131	$ 16,569,254
Net realized gain (loss)	281,283	328,885
Net change in unrealized appreciation/depreciation	(3,529,870)	(1,003,186)
Net increase (decrease) in net assets resulting from operations	28,515,544	15,894,953
CAPITAL TRANSACTIONS
Contributions	(350,136,932)	38,249,431,278
Withdrawals	—	(41,456,603,607)
Net increase (decrease) in net assets from capital transactions	(350,136,932)	(3,207,172,329)
Net increase (decrease) in net assets during the period	(321,621,388)	(3,191,277,376)
Net assets at beginning of period	12,936,276,438	16,127,553,814
NET ASSETS AT END OF PERIOD	$12,614,655,050	$ 12,936,276,438
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.26%	0.10%	0.77%	2.38%	2.06%	0.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,614,655	$12,936,276	$16,127,554	$21,626,159	$11,196,385	$9,941,806
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.07%	0.07%	0.06%
Net investment income (loss)	0.47%(b)	0.11%	0.72%	2.29%	2.05%	1.11%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $1,406,000,000 and associated collateral equal to $1,518,558,737.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$12,612,093,680	$61,960	$4,119,342	$(4,057,382)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,002.20	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three-, five- and ten-year periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1-, 3- and 10-year periods and was below the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed
22

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2022

% of Net Assets
Certificates Of Deposit	27.4%
Government Agency Repurchase Agreements	25.2
Financial Company Commercial Paper	20.4
Treasury Repurchase Agreements	10.5
Other Notes	8.8
Asset Backed Commercial Paper	4.1
Other Repurchase Agreements	3.6
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%
* Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	45.7%
2 to 30 Days	15.4
31 to 60 Days	9.6
61 to 90 Days	5.9
Over 90 Days	23.4
Total	100.0%
Average days to maturity	5
Weighted average life	47
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—4.1%
Barton Capital SA(a)	1.580%	07/01/2022	07/01/2022	$ 4,000,000	$ 3,999,827
Bennington Stark Capital Co. LLC(a)	1.590%	07/07/2022	07/07/2022	25,000,000	24,992,271
LMA-Americas LLC(a)	1.430%	08/05/2022	08/05/2022	10,000,000	9,982,260
Mackinac Funding Co. LLC(a)	1.800%	09/19/2022	09/19/2022	12,000,000	11,939,331
Mont Blanc Capital Corp.(a)	1.270%	07/22/2022	07/22/2022	7,000,000	6,992,989
TOTAL ASSET BACKED COMMERCIAL PAPER					57,906,678
CERTIFICATES OF DEPOSIT—27.4%
Banco Santander SA, SOFR + 0.47%%(b)	1.980%	07/01/2022	11/18/2022	10,000,000	10,000,382
Banco Santander SA/New York(a)	1.860%	09/21/2022	09/21/2022	15,000,000	14,987,595
Bank of Montreal(a)	0.180%	07/06/2022	07/06/2022	5,000,000	4,998,833
Bank of Montreal(a)	0.185%	07/05/2022	07/05/2022	10,000,000	9,998,064
Bank of Montreal, SOFR + 0.15%%(b)	1.660%	07/01/2022	07/26/2022	10,000,000	9,999,762
Bank of Montreal, SOFR + 0.42%%(b)	1.930%	07/01/2022	01/06/2023	10,000,000	9,994,227
Bank of Nova Scotia(a)	0.205%	09/21/2022	09/21/2022	10,000,000	9,956,490
Bank of Nova Scotia, SOFR + 0.20%%(b)	1.710%	07/01/2022	11/08/2022	10,000,000	9,992,221
Bank of Nova Scotia, SOFR + 0.57%%(b)	2.080%	07/01/2022	10/21/2022	7,000,000	7,003,914
Barclays Bank PLC, SOFR + 0.24%%(b)	1.760%	07/01/2022	11/22/2022	10,000,000	9,991,497
Barclays Bank PLC, SOFR + 0.44%(b)	1.960%	07/01/2022	11/03/2022	10,000,000	9,999,371
Canadian Imperial Bank of Commerce, SOFR + 0.16%%(b)	1.670%	07/01/2022	07/08/2022	3,517,000	3,517,086
Canadian Imperial Bank of Commerce, SOFR + 0.16%%(b)	1.670%	07/01/2022	07/15/2022	10,000,000	10,000,204
Canadian Imperial Bank of Commerce, SOFR + 0.16%%(b)	1.670%	07/01/2022	08/12/2022	10,000,000	9,999,130
Canadian Imperial Bank of Commerce, SOFR + 0.20%%(b)	1.710%	07/01/2022	11/21/2022	15,000,000	14,990,197
Canadian Imperial Bank of Commerce, SOFR + 0.41%%(b)	1.920%	07/01/2022	01/09/2023	7,000,000	6,997,536
Commonwealth Bank of Australia, SOFR + 0.20%%(b)	1.710%	07/01/2022	01/20/2023	7,000,000	6,988,888
Credit Suisse AG(a)	1.520%	08/09/2022	08/09/2022	15,000,000	14,995,223
Goldman Sachs Bank USA(a)	1.710%	07/01/2022	07/14/2022	15,000,000	15,000,517
Goldman Sachs Bank USA, SOFR + 0.16%%(b)	1.670%	07/01/2022	09/08/2022	5,000,000	4,998,406
Goldman Sachs Bank USA, SOFR + 0.20%%(b)	1.710%	07/01/2022	08/22/2022	15,000,000	14,998,165
Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.18%(b)	1.690%	07/01/2022	08/08/2022	14,000,000	13,998,957
MUFG Bank Ltd., SOFR + 0.19%(b)	1.710%	07/01/2022	07/28/2022	10,000,000	9,999,898
MUFG Bank, Ltd.(a)	0.320%	08/05/2022	08/05/2022	7,000,000	6,989,884
MUFG Bank, Ltd., SOFR + 0.40%%(b)	1.920%	07/01/2022	10/06/2022	3,000,000	3,000,217
MUFG Bank, Ltd., SOFR + 0.40%%(b)	1.920%	07/01/2022	10/07/2022	4,100,000	4,100,276
MUFG Bank, Ltd., SOFR + 0.40%%(b)	1.920%	07/01/2022	10/11/2022	7,000,000	7,000,353
MUFG Bank, Ltd., SOFR + 0.42%%(b)	1.940%	07/01/2022	11/14/2022	5,000,000	4,999,732
MUFG Bank, Ltd., SOFR + 0.45%%(b)	1.970%	07/01/2022	11/29/2022	5,000,000	4,999,872
Natixis SA, SOFR + 0.17%%(b)	1.680%	07/01/2022	08/05/2022	5,000,000	5,000,119
Natixis SA, SOFR + 0.46%%(b)	1.970%	07/01/2022	12/29/2022	7,000,000	6,999,296
Nordea Bank Abp(a)	0.195%	07/01/2022	07/01/2022	3,750,000	3,749,859
Nordea Bank Abp, SOFR + 0.16%(b)	1.680%	07/01/2022	08/15/2022	10,000,000	9,999,102
Nordea Bank Abp, SOFR + 0.37%%(b)	1.890%	07/01/2022	10/28/2022	10,000,000	10,000,300
Nordea Bank Abp, SOFR + 0.53%%(b)	2.050%	07/01/2022	12/23/2022	2,120,000	2,120,346
Royal Bank of Canada(a)	0.210%	10/03/2022	10/03/2022	10,000,000	9,943,987
Royal Bank of Canada, SOFR + 0.15%%(b)	1.660%	07/01/2022	08/05/2022	2,500,000	2,499,858
Standard Chartered Bank, SOFR + 0.17%(b)	1.680%	07/01/2022	08/01/2022	7,000,000	6,999,807
Sumitomo Mitsui Banking Corp., SOFR + 0.16%(b)	1.670%	07/01/2022	07/11/2022	4,600,000	4,600,118
Sumitomo Mitsui Banking Corp., SOFR + 0.21%(b)	1.720%	07/01/2022	10/11/2022	4,600,000	4,598,030
Sumitomo Mitsui Trust Bank Ltd.(a)	1.550%	07/05/2022	07/05/2022	20,000,000	19,999,997
Sumitomo Mitsui Trust Bank Ltd.(a)	1.550%	07/06/2022	07/06/2022	10,000,000	9,999,990
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken, SOFR + 0.35%%(b)	1.870%	07/01/2022	10/13/2022	$ 8,000,000	$ 7,998,942
Svenska Handelsbanken, SOFR + 0.45%(b)	1.970%	07/01/2022	04/04/2023	9,000,000	8,987,295
Toronto-Dominion Bank(a)	1.960%	07/01/2022	10/25/2022	10,000,000	10,004,808
Toronto-Dominion Bank(a)	2.000%	07/01/2022	02/21/2023	4,000,000	3,998,449
TOTAL CERTIFICATES OF DEPOSIT					391,997,200
FINANCIAL COMPANY COMMERCIAL PAPER—20.4%
Australia & New Zealand Banking Group Ltd., SOFR + 0.37%%(b),(c)	1.880%	07/01/2022	10/28/2022	7,000,000	7,000,907
Australia & New Zealand Banking Group Ltd., SOFR + 0.45%%(b),(c)	1.960%	07/01/2022	02/21/2023	7,000,000	6,996,055
Banco Santander SA(a)	1.600%	07/01/2022	07/01/2022	6,000,000	5,999,741
Bank of Montreal, SOFR + 0.46%%(b)	1.970%	07/01/2022	01/05/2023	10,000,000	9,996,346
Barclays Bank PLC(a)	1.590%	07/01/2022	07/01/2022	25,000,000	24,998,896
Canadian Imperial Bank of Commerce(a)	0.180%	07/06/2022	07/06/2022	10,000,000	9,997,450
Canadian Imperial Bank of Commerce, SOFR + 0.18%(b),(c)	1.690%	07/01/2022	09/22/2022	15,000,000	15,000,000
Commonwealth Bank of Australia, SOFR + 0.45%%(b),(c)	1.960%	07/01/2022	03/30/2023	10,000,000	9,988,650
HSBC Bank PLC, SOFR + 0.22%%(b),(c)	1.740%	07/01/2022	12/05/2022	10,000,000	9,989,998
Macquarie Bank, Ltd., SOFR + 0.23%%(b),(c)	1.750%	07/01/2022	08/01/2022	15,000,000	15,000,465
Macquarie Bank, Ltd., SOFR + 0.40%%(b),(c)	1.920%	07/01/2022	10/19/2022	12,000,000	12,000,767
Macquarie Bank, Ltd., SOFR + 0.53%%(b),(c)	2.050%	07/01/2022	09/21/2022	8,750,000	8,753,777
National Australia Bank Ltd., SOFR + 0.14%(b),(c)	1.650%	07/01/2022	08/24/2022	10,175,000	10,172,778
National Australia Bank Ltd., SOFR + 0.48%(b),(c)	1.990%	07/01/2022	11/28/2022	4,250,000	4,251,010
National Australia Bank, Ltd., SOFR + 0.14%%(b),(c)	1.650%	07/01/2022	10/14/2022	10,000,000	9,993,159
National Bank of Canada, SOFR + 0.15%(b),(c)	1.660%	07/01/2022	07/13/2022	9,000,000	9,000,087
National Bank of Canada, SOFR + 0.40%%(b),(c)	1.910%	07/01/2022	11/10/2022	7,000,000	6,999,507
National Bank of Canada, SOFR + 0.40%%(b),(c)	1.910%	07/01/2022	01/04/2023	10,000,000	9,995,689
Novartis Finance Corp.(a)	1.580%	07/05/2022	07/05/2022	6,000,000	5,998,736
Royal Bank of Canada(a)	1.040%	07/08/2022	07/08/2022	8,000,000	7,997,200
Royal Bank of Canada, SOFR + 0.55%%(b),(c)	2.060%	07/01/2022	09/21/2022	10,000,000	10,005,076
Siemens Capital Co LLC(a)	1.560%	07/06/2022	07/06/2022	23,000,000	22,994,177
Skandinaviska Enskilda Banken AB, SOFR + 0.41%%(b),(c)	1.930%	07/01/2022	11/23/2022	5,000,000	4,999,596
Swedbank AB, SOFR + 0.40%%(b)	1.910%	07/01/2022	11/08/2022	7,000,000	6,999,769
Toronto-Dominion Bank(a)	1.650%	07/01/2022	09/02/2022	10,000,000	9,998,714
Toyota Credit Canada, Inc.(a)	0.210%	07/11/2022	07/11/2022	10,000,000	9,994,943
UBS AG, SOFR + 0.19%(b),(c)	1.700%	07/01/2022	07/13/2022	8,000,000	8,000,081
UBS AG, SOFR + 0.51%%(b),(c)	2.020%	07/01/2022	02/21/2023	7,000,000	6,998,417
Westpac Banking Corp., SOFR + 0.48%%(b),(c)	1.990%	07/01/2022	03/23/2023	6,000,000	5,998,275
Westpac Banking Corp., SOFR + 0.50%%(b),(c)	2.010%	07/01/2022	03/23/2023	5,000,000	4,997,211
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					291,117,477
OTHER NOTES—8.8%
Australia & New Zealand Banking Group, Ltd.(a)	1.570%	07/01/2022	07/01/2022	17,000,000	17,000,000
Bank of America NA(a)	1.880%	07/01/2022	11/18/2022	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank SA(a)	1.560%	07/01/2022	07/01/2022	20,000,000	20,000,000
KBC Bank NV(a)	1.570%	07/01/2022	07/01/2022	25,000,000	25,000,000
Mizuho Bank Ltd.(a)	1.570%	07/01/2022	07/01/2022	14,330,000	14,330,000
Royal Bank of Canada(a)	1.570%	07/01/2022	07/01/2022	25,000,000	25,000,000
Toronto-Dominion Bank(a)	1.580%	07/07/2022	07/07/2022	15,000,000	15,000,000
TOTAL OTHER NOTES					126,330,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—25.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal National Mortgage Association, 3.000% due 05/01/2052, valued at $91,800,000); expected proceeds $90,003,875	1.550%	07/01/2022	07/01/2022	$ 90,000,000	$ 90,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Federal Home Loan Mortgage Corporations, 1.500% – 4.000% due 06/01/2037 – 08/01/2051, Federal National Mortgage Associations, 2.000% – 2.500% due 06/01/2032 – 02/01/2051, and Government National Mortgage Associations, 1.625% – 6.050% due 03/15/2038 – 05/20/2052, valued at $25,500,000); expected proceeds $25,001,076	1.550%	07/01/2022	07/01/2022	25,000,000	25,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal Farm Credit Bank, 3.350% due 02/23/2035, a Federal Home Loan Mortgage Corporation, 3.000% due 07/01/2051, Federal National Mortgage Associations, 2.000% – 4.500% due 06/01/2030 – 04/01/2052, a Government National Mortgage Association, 2.000% due 01/20/2051, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and a U.S. Treasury Strip, 0.000% due 08/15/2034, valued at $86,700,000); expected proceeds $85,003,589	1.520%	07/01/2022	07/01/2022	85,000,000	85,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Federal Home Loan Mortgage Corporations, 3.500% due 12/01/2047 – 02/01/2048, valued at $25,500,000); expected proceeds $25,001,076	1.550%	07/01/2022	07/01/2022	25,000,000	25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Federal Home Loan Mortgage Corporations, 1.880% – 6.000% due 04/01/2032 – 01/01/2052, and Federal National Mortgage Associations, 1.906% – 6.022% due 05/01/2027 – 06/01/2052, valued at $112,200,000); expected proceeds $110,004,736	1.550%	07/01/2022	07/01/2022	110,000,000	110,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Government National Mortgage Association, 3.000% due 01/20/2052, valued at $25,500,001); expected proceeds $25,001,076	1.550%	07/01/2022	07/01/2022	25,000,000	25,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					360,000,000
TREASURY REPURCHASE AGREEMENTS—10.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, and a U.S. Treasury Note, 1.375% due 10/31/2028, valued at $10,200,047); expected proceeds $10,066,772(d)	2.020%	07/01/2022	10/07/2022	10,000,000	10,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2022 (collateralized by U.S. Treasury Bonds, 2.750% – 3.000% due 08/15/2047 – 02/15/2048, valued at $15,300,036); expected proceeds $15,032,725(d)	1.870%	07/01/2022	08/10/2022	$ 15,000,000	$ 15,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2022 – 05/15/2025, valued at $76,578,440); expected proceeds $75,003,188	1.530%	07/01/2022	07/01/2022	75,000,000	75,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 3.125% due 07/31/2022 – 11/15/2028, valued at $51,000,031); expected proceeds $50,002,139	1.540%	07/01/2022	07/01/2022	50,000,000	50,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					150,000,000
OTHER REPURCHASE AGREEMENTS—3.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/24/2022 (collateralized by various Common Stocks, valued at $22,680,036); expected proceeds $21,141,957(d)	2.045%	07/01/2022	10/21/2022	21,000,000	21,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $21,600,038); expected proceeds $20,000,956	1.720%	07/01/2022	07/01/2022	20,000,000	20,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $10,800,016); expected proceeds $10,000,478	1.720%	07/01/2022	07/01/2022	10,000,000	10,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					51,000,000
TOTAL INVESTMENTS –100.0% (Cost $1,428,604,859)(e)					1,428,351,355
Other Assets in Excess of Liabilities —0.0%(f)					493,505
NET ASSETS –100.0%					$ 1,428,844,860
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Illiquid security. These securities represent $46,000,000 or 3.2% of net assets as of June 30, 2022.
(e)	Also represents the cost for federal tax purposes.
(f)	Amount is less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 57,906,678	$—	$ 57,906,678
Certificates Of Deposit	—	391,997,200	—	391,997,200
Financial Company Commercial Paper	—	291,117,477	—	291,117,477
Other Notes	—	126,330,000	—	126,330,000
Government Agency Repurchase Agreements	—	360,000,000	—	360,000,000
Treasury Repurchase Agreements	—	150,000,000	—	150,000,000
Other Repurchase Agreements	—	51,000,000	—	51,000,000
Total Investments	$—	$1,428,351,355	$—	$1,428,351,355
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$ 867,351,355
Repurchase agreements, at value and amortized cost	561,000,000
Total Investments	1,428,351,355
Cash	7,201
Interest receivable — unaffiliated issuers	682,829
TOTAL ASSETS	1,429,041,385
LIABILITIES
Advisory fee payable	60,526
Custodian, sub-administrator and transfer agent fees payable	107,296
Trustees’ fees and expenses payable	96
Professional fees payable	17,444
Printing and postage fees payable	11,111
Accrued expenses and other liabilities	52
TOTAL LIABILITIES	196,525
NET ASSETS	$1,428,844,860
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 867,604,859
Repurchase agreements	561,000,000
Total cost of investments	$1,428,604,859
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$3,992,768
EXPENSES
Advisory fee	379,549
Custodian, sub-administrator and transfer agent fees	114,973
Trustees’ fees and expenses	14,330
Professional fees and expenses	20,816
Printing and postage fees	3,957
Insurance expense	169
Miscellaneous expenses	949
TOTAL EXPENSES	534,743
NET INVESTMENT INCOME (LOSS)	$3,458,025
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,124
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(140,919)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(137,795)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,320,230
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,458,025	$ 1,134,590
Net realized gain (loss)	3,124	26,626
Net change in unrealized appreciation/depreciation	(140,919)	(142,771)
Net increase (decrease) in net assets resulting from operations	3,320,230	1,018,445
CAPITAL TRANSACTIONS
Contributions	1,625,884,519	2,561,953,926
Withdrawals	(1,503,298,176)	(2,186,501,936)
Net increase (decrease) in net assets from capital transactions	122,586,343	375,451,990
Net increase (decrease) in net assets during the period	125,906,573	376,470,435
Net assets at beginning of period	1,302,938,287	926,467,852
NET ASSETS AT END OF PERIOD	$ 1,428,844,860	$ 1,302,938,287
See accompanying notes to financial statements.
9

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	For the Period 12/04/19*- 12/31/19
Total return (a)	0.21%	0.08%	0.59%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,428,845	$1,302,938	$926,468	$881,297
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.08%	0.11%(b)
Net investment income (loss)	0.45%(b)	0.09%	0.60%	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
11

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $561,000,000 and associated collateral equal to $575,358,645.
12

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
13

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Fund	$1,429,097,337	$ —	$253,504	$(253,504)
State Street ESG Liquid Reserves Portfolio	1,428,604,859	25,099	278,603	(253,504)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
14

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.07%	$1,002.10	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
16

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-year period ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
_________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
18

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the
21

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGSAR

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2022

% of Net Assets
Treasury Repurchase Agreements	66.2%
Treasury Debt	12.5
Government Agency Debt	11.7
Government Agency Repurchase Agreements	2.7
Other Assets in Excess of Liabilities	6.9
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	67.5%
2 to 30 Days	2.7
31 to 60 Days	1.8
61 to 90 Days	3.6
Over 90 Days	17.5
Total	93.1%
Average days to maturity	16
Weighted average life	67
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—11.7%
Federal Farm Credit Banks Funding Corp. (a)	0.213%	12/02/2022	12/02/2022	$ 412,500,000	$ 412,495,139
Federal Farm Credit Banks Funding Corp., SOFR + 0.01 (b)	1.515%	07/01/2022	09/13/2022	289,310,000	289,308,514
Federal Farm Credit Banks Funding Corp., SOFR + 0.01% (b)	1.523%	07/01/2022	09/07/2022	324,500,000	324,489,287
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.528%	07/01/2022	07/14/2023	162,800,000	162,794,867
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.530%	07/01/2022	10/27/2022	271,000,000	270,995,564
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.530%	07/01/2022	12/14/2022	44,722,000	44,721,176
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.530%	07/01/2022	03/14/2023	522,169,000	522,123,772
Federal Farm Credit Banks Funding Corp., SOFR + 0.02 (b)	1.530%	07/01/2022	08/21/2023	379,450,000	379,441,238
Federal Farm Credit Banks Funding Corp., SOFR + 0.03 (b)	1.535%	07/01/2022	01/12/2023	309,250,000	309,241,642
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (b)	1.550%	07/01/2022	07/08/2022	275,000,000	274,999,733
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (b)	1.550%	07/01/2022	07/11/2022	114,500,000	114,500,477
Federal Farm Credit Banks Funding Corp., SOFR + 0.05%	1.555%	07/01/2022	05/24/2024	178,700,000	178,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05%	1.555%	07/01/2022	06/03/2024	124,800,000	124,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05	1.560%	07/01/2022	05/09/2024	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (b)	1.560%	07/01/2022	08/12/2022	477,000,000	477,013,895
Federal Farm Credit Banks Funding Corp., SOFR + 0.06 (b)	1.565%	07/01/2022	02/09/2023	54,700,000	54,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (b)	1.565%	07/01/2022	12/13/2022	329,250,000	329,262,407
Federal Farm Credit Banks Funding Corp., SOFR + 0.06%	1.570%	07/01/2022	05/13/2024	49,920,000	49,931,687
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (b)	1.575%	07/01/2022	11/18/2022	39,250,000	39,250,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09 (b)	1.595%	07/01/2022	10/07/2022	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp., FFR + 0.06% (b)	1.635%	07/01/2022	01/19/2023	150,000,000	149,995,803
Federal Farm Credit Banks Funding Corp., SOFR + 0.15% (b)	1.660%	07/01/2022	08/26/2022	22,000,000	22,004,238
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (b)	1.783%	07/01/2022	07/13/2023	75,000,000	74,996,068
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03 (b)	1.785%	07/01/2022	10/12/2023	275,000,000	274,983,780
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03 (b)	1.786%	07/01/2022	04/03/2023	226,046,000	226,046,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04 (b)	1.793%	07/01/2022	05/03/2023	318,080,000	318,080,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04% (b)	1.793%	07/01/2022	11/01/2023	300,000,000	299,983,724
Federal Farm Credit Banks Funding Corp.	2.158%	05/25/2023	05/25/2023	299,500,000	299,346,095
Federal Home Loan Bank (a)	0.213%	11/29/2022	11/29/2022	196,000,000	195,928,918
Federal Home Loan Bank, SOFR + 0.01 (b)	1.520%	07/01/2022	10/07/2022	445,545,000	445,545,000
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank, SOFR + 0.01 (b)	1.520%	07/01/2022	10/17/2022	$ 40,000,000	$ 40,000,000
Federal Home Loan Bank, SOFR + 0.01% (b)	1.520%	07/01/2022	08/05/2022	348,110,000	348,110,000
Federal Home Loan Bank, SOFR + 0.01% (b)	1.520%	07/01/2022	10/07/2022	290,000,000	290,000,000
Federal Home Loan Bank, SOFR + 0.06% (b)	1.570%	07/01/2022	11/23/2022	350,000,000	350,000,000
Federal Home Loan Bank, SOFR + 0.06% (b)	1.570%	07/01/2022	12/16/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.07% (b)	1.575%	07/01/2022	11/10/2022	150,000,000	150,000,000
Federal Home Loan Bank Discount Notes (a)	0.760%	07/19/2022	07/19/2022	89,400,000	89,366,028
Federal Home Loan Bank Discount Notes (a)	0.785%	07/20/2022	07/20/2022	663,000,000	662,725,315
Federal Home Loan Bank Discount Notes	1.090%	09/08/2022	09/08/2022	680,000,000	678,579,367
Federal Home Loan Bank Discount Notes (a)	1.160%	09/14/2022	09/14/2022	467,400,000	466,270,450
Federal Home Loan Bank Discount Notes	1.190%	12/28/2022	12/28/2022	446,500,000	443,843,325
Federal Home Loan Bank Discount Notes	1.320%	10/20/2022	10/20/2022	453,000,000	451,129,311
Federal Home Loan Bank Discount Notes	1.430%	07/22/2022	07/22/2022	36,300,000	36,269,720
Federal Home Loan Bank Discount Notes	1.935%	09/16/2022	09/16/2022	216,109,000	215,214,579
Federal Home Loan Bank Discount Notes	2.100%	05/12/2023	05/12/2023	270,200,000	265,235,075
Federal Home Loan Bank Discount Notes	2.160%	05/18/2023	05/18/2023	79,700,000	78,164,978
Federal Home Loan Banks	2.238%	05/18/2023	05/18/2023	55,980,000	55,925,683
TOTAL GOVERNMENT AGENCY DEBT					11,716,512,855
TREASURY DEBT—12.5%
U.S. Treasury Bills	0.660%	07/19/2022	07/19/2022	61,800,000	61,779,374
U.S. Treasury Bills	0.730%	09/08/2022	09/08/2022	1,915,000	1,912,321
U.S. Treasury Bills	0.765%	08/18/2022	08/18/2022	475,350,000	474,863,361
U.S. Treasury Bills	0.816%	09/15/2022	09/15/2022	435,440,000	434,687,536
U.S. Treasury Bills	0.850%	09/20/2022	09/20/2022	218,500,000	218,082,119
U.S. Treasury Bills	0.856%	09/22/2022	09/22/2022	981,320,000	979,380,712
U.S. Treasury Bills	1.030%	12/29/2022	12/29/2022	3,500,000	3,481,875
U.S. Treasury Bills	1.133%	02/23/2023	02/23/2023	450,000,000	446,650,741
U.S. Treasury Bills	1.250%	10/20/2022	10/20/2022	750,000	747,109
U.S. Treasury Bills	2.100%	05/18/2023	05/18/2023	316,000,000	310,082,900
U.S. Treasury Bills	2.116%	04/20/2023	04/20/2023	451,087,000	444,240,797
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	450,360,000	445,955,849
U.S. Treasury Notes, 3 Month USD MMY + 0.08%	1.683%	07/01/2022	04/30/2024	2,508,100,000	2,504,964,829
U.S. Treasury Notes, 3 Month USD MMY + 0.02	1.743%	07/01/2022	01/31/2024	40,300,000	40,322,583
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.787%	07/01/2022	07/31/2023	1,287,605,000	1,287,643,183
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.792%	07/01/2022	04/30/2023	1,440,672,000	1,440,764,808
U.S. Treasury Notes, 3 Month USD MMY + 0.04 (b)	1.793%	07/01/2022	10/31/2023	646,100,000	646,103,038
U.S. Treasury Notes, 3 Month USD MMY + 0.05 (b)	1.807%	07/01/2022	01/31/2023	1,629,182,000	1,629,435,588
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	07/31/2022	464,000,000	464,149,496
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	10/31/2022	776,700,000	776,737,532
TOTAL TREASURY DEBT					12,611,985,751
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—2.7%
Agreement with Banco Santander of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal National Mortgage Associations, 1.500% – 5.500% due 07/01/2033 – 06/01/2052, valued at $255,000,000); expected proceeds $250,010,799	1.555%	07/01/2022	07/01/2022	250,000,000	250,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 13.304% due 03/15/2032 – 07/15/2049, and Federal National Mortgage Associations, 0.000% – 6.124% due 12/25/2023 – 03/25/2062, valued at $280,800,000); expected proceeds $260,011,194	1.550%	07/01/2022	07/01/2022	260,000,000	260,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 06/01/2052, and a Federal National Mortgage Association, 3.500% due 04/01/2052, valued at $204,000,000); expected proceeds $200,008,611	1.550%	07/01/2022	07/01/2022	$ 200,000,000	$ 200,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 4.500% due 04/01/2029 – 04/01/2052, Federal National Mortgage Associations, 1.810% – 6.000% due 03/01/2028 – 04/01/2052, and Government National Mortgage Associations, 2.500% – 5.000% due 01/15/2041 – 01/20/2052, valued at $234,600,034); expected proceeds $230,415,917	1.550%	07/07/2022	07/28/2022	230,000,000	230,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Government National Mortgage Association, 2.000% due 01/20/2051, valued at $174,420,000); expected proceeds $171,007,363	1.550%	07/01/2022	07/01/2022	171,000,000	171,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 1.000% – 4.500% due 03/01/2036 – 06/01/2052, and Federal National Mortgage Associations, 1.000% – 5.000% due 01/01/2029 – 04/01/2059, valued at $142,800,000); expected proceeds $140,006,028	1.550%	07/01/2022	07/01/2022	140,000,000	140,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by Federal Home Loan Mortgage Corporations, 1.609% – 5.000% due 07/01/2036 – 05/01/2052, and Federal National Mortgage Associations, 1.500% – 6.000% due 06/01/2027 – 05/01/2058, valued at $382,500,001); expected proceeds $375,682,500 (c)	1.560%	07/28/2022	07/28/2022	375,000,000	375,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 7.500% due 01/01/2027 – 05/01/2052, Federal National Mortgage Associations, 1.069% – 5.120% due 04/01/2027 – 06/01/2052 and a Federal National Mortgage Associations Strip, 4.476% due 11/01/2042, valued at $517,140,000); expected proceeds $507,021,829	1.550%	07/01/2022	07/01/2022	507,000,000	507,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 04/01/2051, Federal National Mortgage Associations, 2.202% – 4.500% due 02/01/2040 – 12/01/2051, Government National Mortgage Associations, 2.000% – 2.500% due 01/20/2051 – 11/20/2051, U.S. Treasury Bonds, 2.875% – 3.375% due 11/15/2041 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 07/15/2023 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2022 – 08/15/2027, valued at $510,000,000); expected proceeds $500,021,250
	1.530%	07/01/2022	07/01/2022	$ 500,000,000	$ 500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal National Mortgage Associations, 4.500% due 06/01/2052, and a U.S. Treasury Bill, 0.000% due 12/29/2022, valued at $26,520,001); expected proceeds $26,001,119	1.550%	07/01/2022	07/01/2022	26,000,000	26,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a Federal Home Loan Mortgage Corporation, 0.800% due 10/27/2026, valued at $2,040,375); expected proceeds $2,000,086	1.550%	07/01/2022	07/01/2022	2,000,000	2,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 8.000% due 09/01/2022 – 02/01/2052, Federal National Mortgage Associations, 1.500% – 9.000% due 07/25/2022 – 02/01/2052, and Government National Mortgage Associations, 0.500% – 10.000% due 08/15/2022 – 06/20/2052, valued at $51,000,001); expected proceeds $50,002,153	1.550%	07/01/2022	07/01/2022	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,711,000,000
TREASURY REPURCHASE AGREEMENTS—66.2%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, and a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, valued at $306,000,012); expected proceeds $300,012,500	1.500%	07/01/2022	07/01/2022	300,000,000	300,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.875% due 11/15/2022 – 11/30/2025, valued at $62,002,669,462); expected proceeds $62,002,669,444	1.550%	07/01/2022	07/01/2022	62,000,000,000	62,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 1.625% – 2.000% due 07/31/2022 – 08/15/2029, valued at $168,300,030); expected proceeds $165,007,104	1.550%	07/01/2022	07/01/2022	165,000,000	165,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 06/30/2022 (collateralized by a U.S. Treasury Note, 0.500% due 02/28/2026, valued at $179,597,680); expected proceeds $176,007,602	1.550%	07/01/2022	07/01/2022	$ 176,000,000	$ 176,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.750% - 3.375% due 08/15/2047 - 02/15/2049, and a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, valued at $1,693,339,353); expected proceeds $1,650,071,438	1.550%	07/01/2022	07/01/2022	1,650,000,167	1,650,000,167
Agreement with MUFG Securities, dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% - 6.250% due 12/31/2022 - 02/15/2032, and U.S. Treasury Bonds, 3.125% - 4.375% due 05/15/2041 - 11/15/2041, valued at $568,582,801); expected proceeds $557,324,072	1.550%	07/01/2022	07/01/2022	557,300,000	557,300,000
Agreement with National Australia Bank, Ltd., dated 06/30/2022 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2024, valued at $359,338,542); expected proceeds $352,015,204	1.550%	07/01/2022	07/01/2022	352,000,000	352,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 1.250% – 2.375% due 06/30/2024 – 02/15/2032, valued at $856,800,058); expected proceeds $841,055,600 (c)	1.560%	07/15/2022	07/15/2022	840,000,000	840,000,000
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 1.750% - 3.750% due 08/15/2041 - 11/15/2043, and U.S. Treasury Strips, 0.000%, due 11/15/2029 – 02/15/2045, valued at $236,683,160); expected proceeds $231,646,238	1.560%	07/01/2022	07/01/2022	231,636,200	231,636,200
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.750% - 3.750% due 11/15/2042 - 11/15/2048, and a U.S. Treasury Strip, 0.000%, due 05/15/2029, valued at $183,742,367); expected proceeds $180,026,226	1.560%	07/01/2022	07/01/2022	180,018,425	180,018,425
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2031, and a U.S. Treasury Note, 2.750% due 02/15/2024, valued at $25,500,058); expected proceeds $25,001,028	1.480%	07/01/2022	07/01/2022	25,000,000	25,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					66,476,954,792
TOTAL INVESTMENTS –93.1% (d)(e)					93,516,453,398
Other Assets in Excess of Liabilities —6.9%					6,955,539,471
NET ASSETS –100.0%					$100,471,992,869
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,215,000,000 or 1.2% of net assets as of June 30, 2022.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
MMY	Money Market Yield
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 24,328,498,606
Repurchase agreements, at value and amortized cost	69,187,954,792
Total Investments	93,516,453,398
Cash	6,927,136,686
Interest receivable — unaffiliated issuers	33,337,234
Other Receivable	3,968,428
TOTAL ASSETS	100,480,895,746
LIABILITIES
Advisory and administrator fee payable	4,006,363
Custody, sub-administration and transfer agent fees payable	4,551,305
Trustees’ fees and expenses payable	6,885
Professional fees payable	262,046
Printing fees payable	48,931
Accrued expenses and other liabilities	27,347
TOTAL LIABILITIES	8,902,877
NET ASSETS	$100,471,992,869
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$218,600,100
EXPENSES
Advisory and administrator fee	22,547,241
Custodian, sub-administrator and transfer agent fees	4,679,329
Trustees’ fees and expenses	255,966
Professional fees and expenses	349,719
Printing and postage fees	34,695
Insurance expense	12,391
Miscellaneous expenses	32,744
TOTAL EXPENSES	27,912,085
NET INVESTMENT INCOME (LOSS)	$190,688,015
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	114,533
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$190,802,548
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 190,688,015	$ 8,581,856
Net realized gain (loss)	114,533	75,720
Net increase (decrease) in net assets resulting from operations	190,802,548	8,657,576
CAPITAL TRANSACTIONS
Contributions	151,793,718,416	228,927,239,917
Withdrawals	(148,900,750,968)	(211,159,621,770)
Net increase (decrease) in net assets from capital transactions	2,892,967,448	17,767,618,147
Net increase (decrease) in net assets during the period	3,083,769,996	17,776,275,723
Net assets at beginning of period	97,388,222,873	79,611,947,150
NET ASSETS AT END OF PERIOD	$ 100,471,992,869	$ 97,388,222,873
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.18%	0.01%	0.45%	2.20%	1.81%	0.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100,471,993	$97,388,223	$79,611,947	$60,887,784	$41,221,782	$48,665,017
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.07%	0.07%	0.06%
Net investment income (loss)	0.42%(b)	0.01%	0.39%	2.13%	1.78%	0.85%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $69,187,954,792 and associated collateral equal to $69,361,373,936.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,001.80	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
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Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
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•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 10-year periods and was above the median of its Performance Group for the 3-and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00277120

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Treasury Debt	109.3%
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
2 to 30 Days	45.0%
31 to 60 Days	27.1
61 to 90 Days	9.3
Over 90 Days	27.9
Total	109.3%
Average days to maturity	42
Weighted average life	91
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—109.3%
U.S. Treasury Bills (a)	0.000%	08/02/2022	08/02/2022	$ 1,275,000,000	$ 1,273,801,611
U.S. Treasury Bills	0.000%	08/25/2022	08/25/2022	50,000,000	49,945,764
U.S. Treasury Bills	0.550%	07/12/2022	07/12/2022	894,000,000	893,802,056
U.S. Treasury Bills	0.660%	07/19/2022	07/19/2022	1,750,350,000	1,749,459,169
U.S. Treasury Bills	0.670%	07/07/2022	07/07/2022	157,000,000	156,981,708
U.S. Treasury Bills	0.671%	09/01/2022	09/01/2022	147,000,000	146,830,252
U.S. Treasury Bills	0.705%	07/05/2022	07/05/2022	1,916,819,000	1,916,666,348
U.S. Treasury Bills	0.725%	08/23/2022	08/23/2022	250,000,000	249,733,160
U.S. Treasury Bills	0.730%	09/08/2022	09/08/2022	149,500,000	149,296,555
U.S. Treasury Bills	0.765%	07/14/2022	07/14/2022	455,000,000	454,874,071
U.S. Treasury Bills	0.765%	08/18/2022	08/18/2022	370,050,000	369,558,286
U.S. Treasury Bills	0.816%	09/15/2022	09/15/2022	150,300,000	150,040,119
U.S. Treasury Bills	0.850%	09/20/2022	09/20/2022	13,480,000	13,454,219
U.S. Treasury Bills	0.856%	09/22/2022	09/22/2022	61,460,000	61,338,544
U.S. Treasury Bills	0.915%	07/26/2022	07/26/2022	1,683,750,000	1,682,656,510
U.S. Treasury Bills	0.965%	08/16/2022	08/16/2022	700,000,000	698,823,385
U.S. Treasury Bills	1.030%	12/29/2022	12/29/2022	175,250,000	173,233,823
U.S. Treasury Bills	1.133%	02/23/2023	02/23/2023	23,220,000	23,047,179
U.S. Treasury Bills	1.150%	08/09/2022	08/09/2022	744,000,000	743,072,831
U.S. Treasury Bills	1.160%	09/13/2022	09/13/2022	230,211,000	229,662,075
U.S. Treasury Bills	1.220%	10/13/2022	10/13/2022	200,000,000	199,295,111
U.S. Treasury Bills	1.370%	11/03/2022	11/03/2022	180,028,000	179,140,367
U.S. Treasury Bills	1.385%	11/10/2022	11/10/2022	100,000,000	99,492,167
U.S. Treasury Bills	1.391%	10/04/2022	10/04/2022	300,000,000	298,954,802
U.S. Treasury Bills	1.581%	12/01/2022	12/01/2022	200,000,000	198,656,575
U.S. Treasury Bills (a)	1.640%	08/30/2022	08/30/2022	750,000,000	748,082,778
U.S. Treasury Bills	1.710%	12/08/2022	12/08/2022	218,000,000	216,343,200
U.S. Treasury Bills	2.100%	05/18/2023	05/18/2023	200,000,000	196,255,000
U.S. Treasury Bills	2.116%	04/20/2023	04/20/2023	75,100,000	73,960,202
U.S. Treasury Bills	2.351%	12/22/2022	12/22/2022	150,000,000	148,295,525
U.S. Treasury Notes	0.754%	07/15/2022	07/15/2022	351,789,100	351,920,883
U.S. Treasury Notes	0.876%	07/31/2022	07/31/2022	225,000,000	225,185,142
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	83,200,000	82,386,379
U.S. Treasury Notes	1.513%	11/30/2022	11/30/2022	216,000,000	216,432,669
U.S. Treasury Notes, 3 Month USD MMY + 0.08% (b)	1.683%	07/01/2022	04/30/2024	756,650,000	755,902,273
U.S. Treasury Notes, 3 Month USD MMY + 0.02 (b)	1.743%	07/01/2022	01/31/2024	21,750,000	21,762,188
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.787%	07/01/2022	07/31/2023	238,500,000	238,506,249
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (b)	1.792%	07/01/2022	04/30/2023	150,000,000	150,005,047
U.S. Treasury Notes, 3 Month USD MMY + 0.04 (b)	1.793%	07/01/2022	10/31/2023	40,300,000	40,300,000
U.S. Treasury Notes, 3 Month USD MMY + 0.05 (b)	1.807%	07/01/2022	01/31/2023	512,486,000	513,368,714
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	07/31/2022	741,000,000	741,124,551
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (b)	1.813%	07/01/2022	10/31/2022	629,559,000	629,620,294
TOTAL INVESTMENTS –109.3% (c)(d)					17,511,267,781
Liabilities in Excess of Other Assets —(9.3)%					(1,487,441,063)
NET ASSETS –100.0%					$ 16,023,826,718
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 17,511,267,781
Cash	4,289
Interest receivable — unaffiliated issuers	11,537,344
TOTAL ASSETS	17,522,809,414
LIABILITIES
Payable for investments purchased	1,497,364,500
Advisory and administrator fee payable	681,817
Custody, sub-administration and transfer agent fees payable	844,527
Trustees’ fees and expenses payable	1,334
Professional fees payable	60,687
Printing fees payable	21,956
Accrued expenses and other liabilities	7,875
TOTAL LIABILITIES	1,498,982,696
NET ASSETS	$16,023,826,718
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$32,813,173
EXPENSES
Advisory and administrator fee	3,769,867
Custodian, sub-administrator and transfer agent fees	802,116
Trustees’ fees and expenses	49,626
Professional fees	70,408
Printing and postage fees	10,373
Insurance expense	1,951
Miscellaneous expenses	5,670
TOTAL EXPENSES	4,710,011
NET INVESTMENT INCOME (LOSS)	$28,103,162
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,024)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,078,138
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 28,103,162	$ 367,418
Net realized gain (loss)	(25,024)	47,649
Net increase (decrease) in net assets resulting from operations	28,078,138	415,067
CAPITAL TRANSACTIONS
Contributions	19,672,240,085	22,872,089,825
Withdrawals	(17,737,363,236)	(25,583,136,317)
Net increase (decrease) in net assets from capital transactions	1,934,876,849	(2,711,046,492)
Net increase (decrease) in net assets during the period	1,962,954,987	(2,710,631,425)
Net assets at beginning of period	14,060,871,731	16,771,503,156
NET ASSETS AT END OF PERIOD	$ 16,023,826,718	$ 14,060,871,731
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.13%	0.00%(b)	0.48%	2.18%	1.80%	0.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,023,827	$14,060,872	$16,771,503	$12,816,642	$10,372,969	$13,005,602
Ratios to average net assets:
Total expenses	0.06%(c)	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.37%(c)	0.00%(b)	0.38%	2.13%	1.76%	0.81%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,001.30	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

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STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at a meeting held on May 11-12, 2022 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 10-year periods and was above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to its Lipper Index for the 1-year period and was above its Lipper Index for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2022

% of Net Assets
Treasury Repurchase Agreements	77.0%
Treasury Debt	17.7
Other Assets in Excess of Liabilities	5.3
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2022

% of Net Assets
Overnight (1 Day)	76.2%
2 to 30 Days	1.4
31 to 60 Days	2.7
61 to 90 Days	2.2
Over 90 Days	12.2
Total	94.7%
Average days to maturity	11
Weighted average life	49
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—17.7%
U.S. Treasury Bills	0.660%	07/19/2022	07/19/2022	$ 250,030,000	$ 249,947,001
U.S. Treasury Bills	0.730%	09/08/2022	09/08/2022	206,000,000	205,711,772
U.S. Treasury Bills	0.765%	08/18/2022	08/18/2022	115,070,000	114,952,197
U.S. Treasury Bills	0.816%	09/15/2022	09/15/2022	265,520,000	265,060,894
U.S. Treasury Bills	0.850%	09/20/2022	09/20/2022	82,000,000	81,843,175
U.S. Treasury Bills	0.856%	09/22/2022	09/22/2022	368,030,000	367,302,698
U.S. Treasury Bills	1.030%	12/29/2022	12/29/2022	135,000,000	134,300,888
U.S. Treasury Bills	1.133%	02/23/2023	02/23/2023	135,000,000	133,995,222
U.S. Treasury Bills	1.391%	10/04/2022	10/04/2022	175,000,000	174,422,743
U.S. Treasury Bills	2.100%	05/18/2023	05/18/2023	365,000,000	358,165,375
U.S. Treasury Bills	2.116%	04/20/2023	04/20/2023	175,200,000	172,540,972
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	156,600,000	155,068,430
U.S. Treasury Notes	1.513%	11/30/2022	11/30/2022	125,000,000	125,847,664
U.S. Treasury Notes, 3 Month USD MMY + 0.08% (a)	1.683%	07/01/2022	04/30/2024	1,355,200,000	1,353,844,424
U.S. Treasury Notes, 3 Month USD MMY + 0.02 (a)	1.743%	07/01/2022	01/31/2024	9,700,000	9,705,436
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (a)	1.787%	07/01/2022	07/31/2023	511,644,000	511,656,159
U.S. Treasury Notes, 3 Month USD MMY + 0.03 (a)	1.792%	07/01/2022	04/30/2023	389,941,000	389,966,177
U.S. Treasury Notes, 3 Month USD MMY + 0.04 (a)	1.793%	07/01/2022	10/31/2023	407,100,000	407,109,117
U.S. Treasury Notes, 3 Month USD MMY + 0.05 (a)	1.807%	07/01/2022	01/31/2023	425,406,000	425,474,054
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (a)	1.813%	07/01/2022	07/31/2022	1,003,375,000	1,003,510,778
U.S. Treasury Notes, 3 Month USD MMY + 0.06 (a)	1.813%	07/01/2022	10/31/2022	884,361,000	884,409,346
TOTAL TREASURY DEBT					7,524,834,522
TREASURY REPURCHASE AGREEMENTS—77.0%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.500% due 11/15/2022 – 05/15/2031, valued at $31,001,334,817); expected proceeds $31,001,334,722	1.550%	07/01/2022	07/01/2022	31,000,000,000	31,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Note, 0.500% due 02/28/2026, valued at $75,524,063); expected proceeds $74,000,000	1.550%	07/01/2022	07/01/2022	74,000,000	74,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Note, 1.625% due 08/15/2029, valued at $71,400,076); expected proceeds $70,003,014	1.550%	07/01/2022	07/01/2022	70,000,000	70,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.250% - 3.000% due 02/15/2049 - 11/15/2049, valued at $666,689,649); expected proceeds $650,000,295	1.550%	07/01/2022	07/01/2022	650,000,295	650,000,295
Agreement with MUFG Securities, dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.500% - 3.125% due 11/15/2041 - 02/15/2045, and a U.S. Treasury Note, 2.375% due 05/15/2027, valued at $237,859,220); expected proceeds $233,000,000	1.550%	07/01/2022	07/01/2022	233,000,000	233,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2022 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2024, valued at $151,087,819); expected proceeds $148,000,000	1.550%	07/01/2022	07/01/2022	148,000,000	148,000,000
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 1.250% – 2.375% due 06/30/2024 – 02/15/2032, valued at $367,200,015); expected proceeds $360,452,400	1.560%	07/15/2022	07/15/2022	$ 360,000,000	$ 360,000,000
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and U.S. Treasury Strips, 0.00%, due 02/15/2026 – 08/15/2030, valued at $38,203,857); expected proceeds $37,382,875	1.560%	07/01/2022	07/01/2022	37,382,875	37,382,875
Agreement with Prudential Insurance Co., dated 06/30/2022 (collateralized by U.S. Treasury Strips, 0.00%, due 05/15/2029 – 05/15/2030, valued at $50,851,139); expected proceeds $49,755,000	1.560%	07/01/2022	07/01/2022	49,755,000	49,755,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Bills, 0.00% due 07/07/2022 – 11/03/2022, U.S. Treasury Bonds, 1.125% – 7.125% due 02/15/2023 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.125% – 3.625% due 01/15/2027 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2022 – 01/15/2032, U.S. Treasury Notes, 0.125% – 3.000% due 07/31/2022 – 02/15/2031, and U.S. Treasury Strips, 0.00% due 11/15/2022 – 08/15/2051, valued at $153,000,141); expected proceeds $150,006,458	1.550%	07/01/2022	07/01/2022	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					32,772,138,170
TOTAL INVESTMENTS –94.7%					40,296,972,692
Other Assets in Excess of Liabilities —5.3%					2,267,513,318
NET ASSETS –100.0%					$ 42,564,486,010
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 7,524,834,522
Repurchase agreements, at value and amortized cost	32,772,138,170
Total Investments	40,296,972,692
Cash	2,256,232,206
Interest receivable — unaffiliated issuers	12,406,966
Other Receivable	2,203,123
TOTAL ASSETS	42,567,814,987
LIABILITIES
Advisory and administrator fee payable	1,660,299
Custody, sub-administration and transfer agent fees payable	1,539,500
Trustees’ fees and expenses payable	1,998
Professional fees payable	87,240
Printing fees payable	29,528
Accrued expenses and other liabilities	10,412
TOTAL LIABILITIES	3,328,977
NET ASSETS	$42,564,486,010
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$87,827,704
EXPENSES
Advisory and administrator fee	7,731,203
Custodian, sub-administrator and transfer agent fees	1,616,754
Trustees’ fees and expenses	79,468
Professional fees	110,717
Printing and postage fees	15,250
Insurance expense	3,244
Miscellaneous expenses	9,407
TOTAL EXPENSES	9,566,043
NET INVESTMENT INCOME (LOSS)	$78,261,661
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,244
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$78,267,905
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,261,661	$ 2,473,307
Net realized gain (loss)	6,244	12,659
Net increase (decrease) in net assets resulting from operations	78,267,905	2,485,966
CAPITAL TRANSACTIONS
Contributions	63,373,644,793	59,891,436,435
Withdrawals	(47,948,737,942)	(60,881,968,916)
Net increase (decrease) in net assets from capital transactions	15,424,906,851	(990,532,481)
Net increase (decrease) in net assets during the period	15,503,174,756	(988,046,515)
Net assets at beginning of period	27,061,311,254	28,049,357,769
NET ASSETS AT END OF PERIOD	$ 42,564,486,010	$ 27,061,311,254
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	0.19%	0.01%	0.46%	2.19%	1.82%	0.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,564,486	$27,061,311	$28,049,358	$23,834,935	$17,447,265	$14,180,281
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	0.50%(b)	0.01%	0.41%	2.13%	1.79%	0.84%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Portfolio had invested in repurchase agreements with the gross values of $32,772,138,170 and associated collateral equal to $32,813,150,796.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,001.90	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
18

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR
00277121

Semi-Annual Report
June 30, 2022
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2022

Description	Market Value	% of Net Assets
Nestle SA	87,383,697	2.3%
Roche Holding AG	62,309,159	1.7
AstraZeneca PLC	54,153,064	1.5
Shell PLC	52,538,533	1.4
ASML Holding NV	51,880,658	1.4
TOTAL	308,265,111	8.3%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 8.4%
Ampol, Ltd.	61,856	$ 1,455,983
APA Group Stapled Security	301,906	2,339,716
Aristocrat Leisure, Ltd.	162,110	3,832,509
ASX, Ltd.	51,483	2,892,721
Aurizon Holdings, Ltd.	511,873	1,337,560
Australia & New Zealand Banking Group, Ltd.	741,326	11,230,297
BHP Group, Ltd.	1,354,719	38,427,371
BlueScope Steel, Ltd.	137,029	1,498,225
Brambles, Ltd.	378,180	2,785,194
Cochlear, Ltd.	18,225	2,490,192
Coles Group, Ltd.	362,405	4,438,391
Commonwealth Bank of Australia	456,183	28,351,689
Computershare, Ltd.	147,817	2,504,567
CSL, Ltd.	128,668	23,806,041
Dexus REIT (a)	298,064	1,820,078
Domino's Pizza Enterprises, Ltd.	15,336	717,115
Endeavour Group, Ltd.	374,146	1,947,621
Evolution Mining, Ltd.	510,256	835,089
Fortescue Metals Group, Ltd.	445,490	5,370,162
Glencore PLC (b)	2,635,217	14,244,710
Goodman Group REIT (a)	440,415	5,402,869
GPT Group REIT	536,059	1,555,581
IDP Education, Ltd.	55,969	916,762
Insurance Australia Group, Ltd.	674,518	2,022,309
LendLease Corp., Ltd. Stapled Security	174,907	1,095,704
Lottery Corp., Ltd. (b)	614,471	1,909,885
Macquarie Group, Ltd.	94,562	10,697,356
Medibank Pvt, Ltd.	749,826	1,675,758
Mineral Resources, Ltd. (b)	47,202	1,566,770
Mirvac Group REIT (a)	1,077,242	1,463,012
National Australia Bank, Ltd.	862,012	16,235,768
Newcrest Mining, Ltd.	232,271	3,336,575
Northern Star Resources, Ltd.	308,841	1,452,642
Orica, Ltd.	114,691	1,243,737
Origin Energy, Ltd.	465,050	1,832,406
Qantas Airways, Ltd. (b)	265,173	815,088
QBE Insurance Group, Ltd.	399,556	3,338,270
Ramsay Health Care, Ltd.	46,661	2,350,011
REA Group, Ltd.	13,455	1,034,688
Reece, Ltd.	51,080	484,025
Rio Tinto PLC	299,775	17,899,096
Rio Tinto, Ltd.	99,555	7,030,740
Santos, Ltd.	862,429	4,400,426
Scentre Group REIT	1,326,378	2,362,297
SEEK, Ltd.	86,780	1,253,160
Sonic Healthcare, Ltd.	116,900	2,653,552
South32, Ltd.	1,201,611	3,255,574
Stockland REIT (a)	629,374	1,562,369
Security Description	Shares	Value
Suncorp Group, Ltd.	341,848	$ 2,581,088
Telstra Corp., Ltd.	1,056,929	2,798,170
Transurban Group Stapled Security	825,475	8,162,634
Treasury Wine Estates, Ltd.	200,081	1,561,598
Vicinity Centres REIT	995,722	1,256,440
Washington H Soul Pattinson & Co., Ltd.	55,640	900,660
Wesfarmers, Ltd.	300,691	8,665,739
Westpac Banking Corp.	926,653	12,425,654
WiseTech Global, Ltd.	41,375	1,076,890
Woodside Energy Group, Ltd.	497,945	10,902,395
Woolworths Group, Ltd.	320,578	7,847,859
		311,350,788
AUSTRIA — 0.2%
Erste Group Bank AG	93,189	2,357,671
Mondi PLC	134,360	2,374,175
OMV AG	38,513	1,802,190
Verbund AG	17,574	1,715,095
Voestalpine AG	32,796	695,332
		8,944,463
BELGIUM — 0.9%
Ageas SA/NV	41,114	1,804,411
Anheuser-Busch InBev SA/NV	230,967	12,401,613
D'ieteren Group	7,260	1,059,559
Elia Group SA (a)	9,252	1,307,722
Groupe Bruxelles Lambert SA	26,345	2,194,577
KBC Group NV	66,184	3,704,543
Proximus SADP	40,640	597,581
Sofina SA (a)	4,401	897,200
Solvay SA	19,433	1,570,851
UCB SA	34,024	2,868,396
Umicore SA	58,801	2,048,297
Warehouses De Pauw CVA REIT	42,698	1,339,158
		31,793,908
BRAZIL — 0.1%
Yara International ASA	45,629	1,900,949
CHILE — 0.0% (c)
Antofagasta PLC	104,372	1,464,015
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	965,500	3,814,284
Budweiser Brewing Co. APAC, Ltd. (d)	479,400	1,435,704
Chow Tai Fook Jewellery Group, Ltd.	530,400	997,675
ESR Group, Ltd. (b)(d)	494,200	1,335,174
Futu Holdings, Ltd. ADR (a)(b)	13,800	720,498
Prosus NV (b)	223,135	14,575,113

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
SITC International Holdings Co., Ltd.	374,000	$ 1,058,093
Wilmar International, Ltd.	491,200	1,425,916
Xinyi Glass Holdings, Ltd.	457,000	1,096,062
		26,458,519
DENMARK — 2.7%
AP Moller - Maersk A/S Class A	814	1,870,975
AP Moller - Maersk A/S Class B	1,415	3,293,150
Carlsberg AS Class B	27,252	3,463,320
Chr. Hansen Holding A/S	26,727	1,941,022
Coloplast A/S Class B	33,011	3,751,551
Danske Bank A/S (b)	188,507	2,657,995
Demant A/S (b)	28,859	1,080,384
DSV A/S	50,761	7,073,222
Genmab A/S (b)	17,465	5,639,692
GN Store Nord A/S	38,828	1,357,521
Novo Nordisk A/S Class B	450,897	49,898,588
Novozymes A/S Class B	56,356	3,375,014
Orsted A/S (d)	50,572	5,274,500
Pandora A/S (a)	26,143	1,640,978
ROCKWOOL A/S Class B	2,413	541,906
Tryg A/S	94,454	2,115,915
Vestas Wind Systems A/S	266,558	5,617,191
		100,592,924
FINLAND — 1.2%
Elisa Oyj	37,876	2,123,216
Fortum Oyj	125,299	1,875,176
Kesko Oyj Class B	71,347	1,679,014
Kone Oyj Class B	92,538	4,388,301
Neste Oyj	114,740	5,066,896
Nokia Oyj	1,452,045	6,739,340
Nordea Bank Abp	876,529	7,698,305
Orion Oyj Class B	25,798	1,148,944
Sampo Oyj Class A	135,988	5,902,842
Stora Enso Oyj Class R	143,613	2,246,848
UPM-Kymmene Oyj	145,414	4,410,189
Wartsila OYJ Abp	115,743	899,056
		44,178,127
FRANCE — 10.1%
Accor SA (b)	48,963	1,322,195
Adevinta ASA (b)	87,235	628,232
Aeroports de Paris (b)	8,248	1,042,074
Air Liquide SA	139,522	18,688,001
Airbus SE	156,285	15,105,233
Alstom SA	80,913	1,826,309
Amundi SA (d)	16,665	909,450
Arkema SA	16,900	1,500,375
AXA SA	522,056	11,821,668
BioMerieux	10,678	1,040,421
BNP Paribas SA	294,431	13,963,930
Bollore SE	253,250	1,170,240
Bouygues SA	62,690	1,924,233
Security Description	Shares	Value
Bureau Veritas SA	79,499	$ 2,032,094
Capgemini SE	43,342	7,406,228
Carrefour SA	171,382	3,025,307
Cie de Saint-Gobain	135,158	5,785,566
Cie Generale des Etablissements Michelin SCA	178,309	4,842,081
Covivio REIT	11,144	616,894
Credit Agricole SA	332,485	3,034,864
Danone SA	173,303	9,649,626
Dassault Aviation SA	7,368	1,146,958
Dassault Systemes SE	178,982	6,570,603
Edenred	68,758	3,232,581
Eiffage SA	22,258	1,998,395
Electricite de France SA	149,093	1,216,716
Engie SA	481,054	5,514,997
EssilorLuxottica SA	76,429	11,418,094
Eurazeo SE	13,360	825,462
Gecina SA REIT	11,144	1,036,894
Getlink SE	118,556	2,085,984
Hermes International	8,395	9,364,581
Ipsen SA	9,549	898,969
Kering SA	20,174	10,336,653
Klepierre SA REIT (b)	54,087	1,038,171
La Francaise des Jeux SAEM (d)	25,673	886,251
Legrand SA	69,946	5,152,390
L'Oreal SA	64,329	22,146,329
LVMH Moet Hennessy Louis Vuitton SE	74,315	45,193,790
Orange SA	540,520	6,340,271
Pernod Ricard SA	56,301	10,318,136
Publicis Groupe SA	61,582	3,004,013
Remy Cointreau SA	5,726	997,907
Renault SA (b)	51,113	1,271,244
Safran SA	90,631	8,926,413
Sanofi	304,085	30,627,028
Sartorius Stedim Biotech	7,160	2,240,387
SEB SA	5,528	529,090
Societe Generale SA	212,096	4,632,060
Sodexo SA	23,426	1,642,347
Teleperformance	15,327	4,699,725
Thales SA	27,732	3,393,562
TotalEnergies SE	663,294	34,928,605
Ubisoft Entertainment SA (b)	25,676	1,124,721
Unibail-Rodamco-Westfield REIT (b)	33,219	1,689,556
Valeo	49,472	952,950
Veolia Environnement SA	173,966	4,235,816
Vinci SA	141,278	12,548,513
Vivendi SE	183,387	1,858,936
Wendel SE	6,806	567,448
Worldline SA (b)(d)	64,321	2,379,106
		376,306,673
GERMANY — 7.5%
adidas AG	45,769	8,075,030

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Allianz SE	109,054	$ 20,763,591
Aroundtown SA	278,494	883,063
BASF SE	247,495	10,744,329
Bayer AG	260,501	15,447,167
Bayerische Motoren Werke AG	89,518	6,874,870
Bayerische Motoren Werke AG Preference Shares	13,890	981,640
Bechtle AG	22,797	929,730
Beiersdorf AG	26,680	2,718,971
Brenntag SE	41,451	2,691,100
Carl Zeiss Meditec AG	10,056	1,197,436
Commerzbank AG (b)	299,105	2,090,707
Continental AG	28,081	1,952,259
Covestro AG (d)	50,644	1,746,151
Daimler Truck Holding AG (b)	116,774	3,041,047
Deutsche Bank AG	543,901	4,729,791
Deutsche Boerse AG	50,315	8,395,249
Deutsche Lufthansa AG (a)(b)	175,376	1,020,142
Deutsche Post AG	263,057	9,828,961
Deutsche Telekom AG	859,874	17,031,605
E.ON SE	609,426	5,102,092
Evonik Industries AG	55,830	1,188,362
Fresenius Medical Care AG & Co. KGaA	56,469	2,811,861
Fresenius SE & Co. KGaA	108,107	3,266,291
GEA Group AG	39,849	1,370,202
Hannover Rueck SE	16,873	2,443,123
HeidelbergCement AG	39,482	1,892,113
HelloFresh SE (b)	46,759	1,508,077
Henkel AG & Co. KGaA Preference Shares	47,465	2,916,798
Henkel AG & Co. KGaA	29,589	1,806,535
Infineon Technologies AG	346,189	8,356,808
KION Group AG	20,160	834,409
Knorr-Bremse AG	19,335	1,100,034
LEG Immobilien SE	20,142	1,666,066
Mercedes-Benz Group AG	212,451	12,264,742
Merck KGaA	33,872	5,701,248
MTU Aero Engines AG	14,100	2,560,484
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,736	8,844,936
Nemetschek SE	16,502	996,476
Porsche Automobil Holding SE Preference Shares	41,045	2,708,510
Puma SE	28,826	1,893,755
Rational AG	1,487	862,017
Rheinmetall AG	11,224	2,585,029
RWE AG	173,031	6,345,805
SAP SE	279,072	25,362,331
Sartorius AG Preference Shares	6,306	2,197,975
Scout24 SE (d)	22,039	1,128,762
Siemens AG	204,290	20,735,993
Siemens Energy AG (b)	122,965	1,797,824
Security Description	Shares	Value
Siemens Healthineers AG (d)	73,055	$ 3,703,440
Symrise AG	34,599	3,756,412
Telefonica Deutschland Holding AG	255,715	732,504
Uniper SE	25,395	376,202
United Internet AG	22,147	630,472
Volkswagen AG	8,417	1,530,242
Volkswagen AG Preference Shares	49,092	6,539,605
Vonovia SE	184,280	5,664,072
Zalando SE (b)(d)	58,899	1,536,936
		277,861,382
HONG KONG — 3.0%
AIA Group, Ltd.	3,236,000	35,073,729
CK Asset Holdings, Ltd.	548,399	3,878,723
CK Infrastructure Holdings, Ltd.	150,500	922,530
CLP Holdings, Ltd.	425,000	3,525,892
Hang Lung Properties, Ltd.	527,000	999,339
Hang Seng Bank, Ltd.	207,400	3,660,645
Henderson Land Development Co., Ltd.	357,436	1,339,198
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	796,490	730,823
HKT Trust & HKT, Ltd. Stapled Security	1,085,000	1,457,369
Hong Kong & China Gas Co., Ltd.	2,943,995	3,170,245
Hong Kong Exchanges & Clearing, Ltd.	320,830	15,781,976
Hongkong Land Holdings, Ltd.	306,400	1,538,128
Jardine Matheson Holdings, Ltd.	59,300	3,116,808
Link REIT	549,810	4,484,270
MTR Corp., Ltd.	428,101	2,236,811
New World Development Co., Ltd.	384,269	1,378,519
Power Assets Holdings, Ltd.	382,000	2,402,424
Prudential PLC	724,187	8,935,607
Sino Land Co., Ltd.	878,030	1,295,738
Sun Hung Kai Properties, Ltd.	379,500	4,483,226
Swire Pacific, Ltd. Class A	150,500	896,638
Swire Properties, Ltd.	294,600	731,343
Techtronic Industries Co., Ltd.	368,500	3,843,751
WH Group, Ltd. (d)	2,283,266	1,763,308
Wharf Real Estate Investment Co., Ltd.	464,000	2,211,509
		109,858,549
IRELAND — 0.6%
AerCap Holdings NV (b)	36,300	1,486,122
CRH PLC (a)	205,524	7,090,546
Flutter Entertainment PLC (b)	44,324	4,470,741

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Kerry Group PLC Class A	43,279	$ 4,132,772
Kingspan Group PLC (a)	41,165	2,470,263
Smurfit Kappa Group PLC	65,329	2,191,006
		21,841,450
ISRAEL — 0.7%
Azrieli Group, Ltd.	11,856	827,379
Bank Hapoalim BM	354,438	2,951,162
Bank Leumi Le-Israel BM	393,458	3,488,392
Check Point Software Technologies, Ltd. (b)	26,810	3,264,922
Elbit Systems, Ltd.	7,497	1,706,554
ICL Group, Ltd.	187,913	1,700,373
Israel Discount Bank, Ltd. Class A	345,396	1,791,012
Kornit Digital, Ltd. (a)(b)	12,100	383,570
Mizrahi Tefahot Bank, Ltd. (b)	40,070	1,321,498
Nice, Ltd. (b)	16,737	3,204,363
Teva Pharmaceutical Industries, Ltd. ADR (b)	219,628	1,651,603
Teva Pharmaceutical Industries, Ltd. (b)	71,135	542,325
Tower Semiconductor, Ltd. (b)	31,385	1,458,058
Wix.com, Ltd. (b)	15,000	983,250
ZIM Integrated Shipping Services, Ltd. (a)	24,000	1,133,520
		26,407,981
ITALY — 1.9%
Amplifon SpA (a)	34,439	1,053,124
Assicurazioni Generali SpA	290,358	4,621,621
Atlantia SpA	128,287	3,001,553
Coca-Cola HBC AG	49,004	1,084,325
Davide Campari-Milano NV	147,511	1,547,551
DiaSorin SpA	7,305	956,154
Enel SpA	2,163,630	11,807,466
Eni SpA	683,790	8,098,027
Ferrari NV	33,682	6,169,290
FinecoBank Banca Fineco SpA	160,718	1,918,818
Infrastrutture Wireless Italiane SpA (d)	98,322	995,425
Intesa Sanpaolo SpA (a)	4,434,136	8,251,487
Mediobanca Banca di Credito Finanziario SpA	152,764	1,318,861
Moncler SpA	54,037	2,312,258
Nexi SpA (b)(d)	142,489	1,177,420
Poste Italiane SpA (d)	139,341	1,298,247
Prysmian SpA	68,096	1,865,915
Recordati Industria Chimica e Farmaceutica SpA	31,198	1,353,888
Snam SpA	558,500	2,918,835
Telecom Italia SpA (a)(b)	2,694,816	703,479
Terna - Rete Elettrica Nazionale (a)	391,082	3,061,519
Security Description	Shares	Value
UniCredit SpA	557,441	$ 5,282,870
		70,798,133
JAPAN — 21.7%
Advantest Corp.	49,900	2,666,623
Aeon Co., Ltd.	180,400	3,125,844
AGC, Inc.	49,900	1,752,037
Aisin Corp.	37,200	1,150,050
Ajinomoto Co., Inc.	126,400	3,070,332
ANA Holdings, Inc. (b)	39,200	721,213
Asahi Group Holdings, Ltd. (a)	124,700	4,080,023
Asahi Intecc Co., Ltd.	63,100	951,226
Asahi Kasei Corp.	338,500	2,581,326
Astellas Pharma, Inc.	500,900	7,798,046
Azbil Corp.	34,900	915,818
Bandai Namco Holdings, Inc.	51,800	3,652,366
Bridgestone Corp. (a)	149,600	5,450,812
Brother Industries, Ltd.	66,100	1,160,417
Canon, Inc. (a)	263,800	5,990,379
Capcom Co., Ltd.	50,100	1,215,115
Central Japan Railway Co.	39,300	4,528,663
Chiba Bank, Ltd.	135,500	739,064
Chubu Electric Power Co., Inc.	177,400	1,783,728
Chugai Pharmaceutical Co., Ltd.	179,800	4,592,440
Concordia Financial Group, Ltd.	300,800	1,040,639
CyberAgent, Inc.	124,800	1,241,064
Dai Nippon Printing Co., Ltd.	59,100	1,272,876
Daifuku Co., Ltd.	28,900	1,650,760
Dai-ichi Life Holdings, Inc.	274,600	5,073,394
Daiichi Sankyo Co., Ltd.	465,500	11,776,699
Daikin Industries, Ltd.	67,100	10,742,520
Daito Trust Construction Co., Ltd.	17,300	1,491,171
Daiwa House Industry Co., Ltd.	155,300	3,614,579
Daiwa House REIT Investment Corp.	557	1,260,738
Daiwa Securities Group, Inc.	338,200	1,508,588
Denso Corp.	116,900	6,202,313
Dentsu Group, Inc. (a)	59,100	1,772,717
Disco Corp.	8,100	1,919,841
East Japan Railway Co.	81,700	4,172,350
Eisai Co., Ltd.	64,600	2,722,277
ENEOS Holdings, Inc.	817,100	3,089,649
FANUC Corp.	50,800	7,942,233
Fast Retailing Co., Ltd.	15,400	8,057,355
Fuji Electric Co., Ltd.	35,300	1,460,278
FUJIFILM Holdings Corp.	95,900	5,137,538
Fujitsu, Ltd.	53,200	6,643,392
GLP J-REIT (b)	1,127	1,374,582
GMO Payment Gateway, Inc.	12,100	850,576
Hakuhodo DY Holdings, Inc.	55,500	508,612
Hamamatsu Photonics KK	36,200	1,404,247

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Hankyu Hanshin Holdings, Inc.	61,900	$ 1,685,842
Hikari Tsushin, Inc.	4,400	450,510
Hirose Electric Co., Ltd.	8,710	1,154,666
Hitachi Construction Machinery Co., Ltd.	33,800	747,628
Hitachi Metals, Ltd. (b)	53,700	811,498
Hitachi, Ltd.	261,000	12,368,466
Honda Motor Co., Ltd.	439,900	10,662,771
Hoshizaki Corp.	27,800	827,728
Hoya Corp.	97,500	8,314,287
Hulic Co., Ltd.	105,600	816,164
Ibiden Co., Ltd.	32,900	926,300
Idemitsu Kosan Co., Ltd.	56,340	1,356,091
Iida Group Holdings Co., Ltd.	35,900	552,023
Inpex Corp. (a)	277,900	3,006,978
Isuzu Motors, Ltd.	156,000	1,723,573
Ito En, Ltd.	15,800	707,107
ITOCHU Corp.	313,200	8,453,899
Itochu Techno-Solutions Corp.	22,200	543,337
Japan Airlines Co., Ltd. (b)	39,300	687,038
Japan Exchange Group, Inc.	131,700	1,898,116
Japan Metropolitan Fund Invest REIT	1,939	1,508,611
Japan Post Bank Co., Ltd.	119,300	926,440
Japan Post Holdings Co., Ltd.	656,200	4,680,898
Japan Post Insurance Co., Ltd.	55,900	893,297
Japan Real Estate Investment Corp. REIT	326	1,497,361
Japan Tobacco, Inc.	325,000	5,612,234
JFE Holdings, Inc.	133,900	1,409,422
JSR Corp.	44,100	1,142,630
Kajima Corp.	114,800	1,315,694
Kakaku.com, Inc.	33,100	545,271
Kansai Electric Power Co., Inc.	184,700	1,827,219
Kao Corp.	129,400	5,212,004
KDDI Corp.	429,500	13,559,497
Keio Corp.	27,500	982,757
Keisei Electric Railway Co., Ltd.	34,100	938,751
Keyence Corp.	51,900	17,718,317
Kikkoman Corp.	39,000	2,066,910
Kintetsu Group Holdings Co., Ltd.	47,000	1,461,669
Kirin Holdings Co., Ltd. (a)	213,800	3,363,862
Kobayashi Pharmaceutical Co., Ltd.	14,100	867,660
Kobe Bussan Co., Ltd.	36,800	900,666
Koei Tecmo Holdings Co., Ltd.	13,520	435,888
Koito Manufacturing Co., Ltd.	26,200	830,231
Komatsu, Ltd.	243,200	5,384,753
Konami Holdings Corp.	26,400	1,459,380
Security Description	Shares	Value
Kose Corp. (a)	8,100	$ 735,740
Kubota Corp. (a)	279,300	4,167,245
Kurita Water Industries, Ltd.	29,800	1,077,016
Kyocera Corp.	85,900	4,587,909
Kyowa Kirin Co., Ltd.	73,100	1,641,125
Lasertec Corp. (a)	20,300	2,413,198
Lixil Corp.	77,600	1,450,841
M3, Inc.	113,900	3,268,059
Makita Corp.	63,800	1,588,249
Marubeni Corp.	408,000	3,675,919
Mazda Motor Corp.	152,300	1,244,363
McDonald's Holdings Co. Japan, Ltd.	21,100	767,244
MEIJI Holdings Co., Ltd.	28,300	1,387,347
MINEBEA MITSUMI, Inc.	98,500	1,674,837
MISUMI Group, Inc.	76,600	1,612,572
Mitsubishi Chemical Holdings Corp.	345,700	1,875,388
Mitsubishi Corp.	335,400	9,966,581
Mitsubishi Electric Corp.	507,900	5,424,628
Mitsubishi Estate Co., Ltd.	321,000	4,652,379
Mitsubishi HC Capital, Inc.	165,100	760,757
Mitsubishi Heavy Industries, Ltd.	82,900	2,895,444
Mitsubishi UFJ Financial Group, Inc.	3,188,000	17,116,243
Mitsui & Co., Ltd.	369,800	8,151,088
Mitsui Chemicals, Inc.	49,100	1,044,489
Mitsui Fudosan Co., Ltd.	238,300	5,117,517
Mitsui OSK Lines, Ltd.	92,400	2,111,825
Mizuho Financial Group, Inc.	649,040	7,371,600
MonotaRO Co., Ltd.	70,700	1,049,142
MS&AD Insurance Group Holdings, Inc.	117,600	3,599,285
Murata Manufacturing Co., Ltd.	154,700	8,421,929
NEC Corp.	65,700	2,548,592
Nexon Co., Ltd. (a)	130,200	2,662,365
NGK Insulators, Ltd.	63,900	859,808
Nidec Corp.	120,700	7,445,188
Nihon M&A Center Holdings, Inc.	77,900	827,424
Nintendo Co., Ltd.	29,200	12,612,388
Nippon Building Fund, Inc. REIT (a)	431	2,144,610
Nippon Express Holdings, Inc.	20,700	1,122,955
Nippon Paint Holdings Co., Ltd. (a)	221,300	1,646,861
Nippon Prologis REIT, Inc. (b)	571	1,403,806
Nippon Sanso Holdings Corp.	47,100	749,897
Nippon Shinyaku Co., Ltd.	14,400	874,462
Nippon Steel Corp.	212,900	2,975,946
Nippon Telegraph & Telephone Corp.	316,900	9,087,942
Nippon Yusen KK (a)	41,500	2,831,732
Nissan Chemical Corp.	33,100	1,522,763

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Nissan Motor Co., Ltd.	618,800	$ 2,405,875
Nisshin Seifun Group, Inc.	46,800	547,042
Nissin Foods Holdings Co., Ltd.	18,400	1,269,059
Nitori Holdings Co., Ltd.	21,300	2,021,740
Nitto Denko Corp.	39,500	2,552,795
Nomura Holdings, Inc.	804,700	2,937,328
Nomura Real Estate Holdings, Inc.	30,100	736,686
Nomura Real Estate Master Fund, Inc. REIT (b)	1,117	1,392,807
Nomura Research Institute, Ltd.	89,400	2,375,577
NTT Data Corp.	171,800	2,372,359
Obayashi Corp.	172,700	1,252,140
Obic Co., Ltd.	18,400	2,599,065
Odakyu Electric Railway Co., Ltd.	86,200	1,157,963
Oji Holdings Corp.	226,700	981,190
Olympus Corp.	325,700	6,536,536
Omron Corp.	50,400	2,556,449
Ono Pharmaceutical Co., Ltd.	100,000	2,563,027
Open House Group Co., Ltd.	22,200	882,411
Oracle Corp. Japan	10,800	624,843
Oriental Land Co., Ltd.	52,900	7,367,178
ORIX Corp.	324,900	5,443,100
Osaka Gas Co., Ltd.	99,000	1,891,752
Otsuka Corp.	28,200	835,486
Otsuka Holdings Co., Ltd.	103,700	3,677,646
Pan Pacific International Holdings Corp.	94,400	1,504,369
Panasonic Holdings Corp.	598,800	4,832,978
Persol Holdings Co., Ltd.	52,200	947,519
Rakuten Group, Inc.	239,200	1,077,549
Recruit Holdings Co., Ltd.	383,000	11,262,633
Renesas Electronics Corp. (b)	307,500	2,790,825
Resona Holdings, Inc.	576,900	2,157,616
Ricoh Co., Ltd.	139,100	1,086,343
Rohm Co., Ltd.	23,600	1,643,340
SBI Holdings, Inc.	67,900	1,326,963
SCSK Corp.	38,200	645,594
Secom Co., Ltd.	56,400	3,480,190
Seiko Epson Corp.	75,200	1,062,780
Sekisui Chemical Co., Ltd.	92,600	1,265,748
Sekisui House, Ltd.	158,100	2,765,630
Seven & i Holdings Co., Ltd.	202,400	7,846,901
SG Holdings Co., Ltd.	83,500	1,406,879
Sharp Corp.	52,900	408,466
Shimadzu Corp.	64,200	2,027,294
Shimano, Inc.	19,700	3,323,573
Shimizu Corp.	159,200	878,878
Shin-Etsu Chemical Co., Ltd.	99,700	11,228,221
Shionogi & Co., Ltd.	72,700	3,668,312
Shiseido Co., Ltd.	107,200	4,297,311
Shizuoka Bank, Ltd.	131,800	790,674
SMC Corp.	15,000	6,676,604
Security Description	Shares	Value
Softbank Corp.	760,700	$ 8,435,424
SoftBank Group Corp.	320,700	12,357,767
Sompo Holdings, Inc.	85,300	3,756,578
Sony Group Corp.	337,100	27,530,268
Square Enix Holdings Co., Ltd.	21,000	929,005
Subaru Corp.	162,400	2,882,688
SUMCO Corp. (a)	85,300	1,104,433
Sumitomo Chemical Co., Ltd.	400,800	1,566,558
Sumitomo Corp.	303,600	4,149,904
Sumitomo Electric Industries, Ltd.	181,500	2,002,639
Sumitomo Metal Mining Co., Ltd.	65,700	2,055,316
Sumitomo Mitsui Financial Group, Inc.	351,700	10,437,999
Sumitomo Mitsui Trust Holdings, Inc.	88,600	2,726,054
Sumitomo Realty & Development Co., Ltd.	81,000	2,136,270
Suntory Beverage & Food, Ltd.	35,300	1,332,958
Suzuki Motor Corp.	98,700	3,097,838
Sysmex Corp.	42,900	2,578,642
T&D Holdings, Inc.	135,400	1,618,561
Taisei Corp.	51,500	1,601,616
Takeda Pharmaceutical Co., Ltd.	399,217	11,219,392
TDK Corp.	104,400	3,219,874
Terumo Corp.	173,300	5,214,754
TIS, Inc.	59,100	1,546,505
Tobu Railway Co., Ltd.	55,500	1,264,381
Toho Co., Ltd.	29,100	1,050,646
Tokio Marine Holdings, Inc.	168,600	9,807,853
Tokyo Electric Power Co. Holdings, Inc. (b)	425,700	1,776,688
Tokyo Electron, Ltd.	39,800	12,978,102
Tokyo Gas Co., Ltd.	111,900	2,312,048
Tokyu Corp.	143,100	1,683,220
TOPPAN, INC.	71,700	1,196,451
Toray Industries, Inc.	382,400	2,142,600
Toshiba Corp.	101,400	4,116,308
Tosoh Corp.	67,700	839,678
TOTO, Ltd.	34,500	1,137,684
Toyota Industries Corp.	41,000	2,535,056
Toyota Motor Corp.	2,839,000	43,884,288
Toyota Tsusho Corp.	58,400	1,904,324
Trend Micro, Inc.	36,400	1,773,715
Unicharm Corp.	107,200	3,582,408
USS Co., Ltd.	52,200	902,564
Welcia Holdings Co., Ltd.	21,000	420,448
West Japan Railway Co.	59,200	2,174,872
Yakult Honsha Co., Ltd.	34,100	1,965,353
Yamaha Corp.	36,400	1,500,423
Yamaha Motor Co., Ltd. (a)	79,800	1,460,254
Yamato Holdings Co., Ltd.	74,000	1,181,996
Yaskawa Electric Corp.	61,000	1,962,166

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Yokogawa Electric Corp.	54,200	$ 894,058
Z Holdings Corp.	721,900	2,106,372
ZOZO, Inc.	36,100	649,696
		808,346,591
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	49,544	973,229
LUXEMBOURG — 0.2%
ArcelorMittal SA	163,831	3,684,170
Eurofins Scientific SE	37,085	2,910,890
		6,595,060
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	594,000	3,542,676
Sands China, Ltd. (b)	608,800	1,452,378
		4,995,054
NETHERLANDS — 5.1%
ABN AMRO Bank NV (d)	112,987	1,265,680
Adyen NV (b)(d)	5,733	8,319,067
Aegon NV	468,158	2,020,391
Akzo Nobel NV	49,714	3,254,580
Argenx SE (b)	11,928	4,458,070
ASM International NV	12,498	3,117,555
ASML Holding NV	108,863	51,880,658
Euronext NV (d)	22,272	1,813,844
EXOR NV	28,347	1,762,712
Heineken Holding NV	25,884	1,879,347
Heineken NV	69,385	6,310,853
IMCD NV	16,116	2,206,307
ING Groep NV	1,037,323	10,227,629
JDE Peet's NV	29,018	823,949
Koninklijke Ahold Delhaize NV	276,477	7,185,605
Koninklijke DSM NV	46,161	6,616,311
Koninklijke KPN NV	895,880	3,185,369
Koninklijke Philips NV	231,969	4,984,834
NN Group NV	74,469	3,374,175
OCI NV	30,841	1,015,001
Randstad NV (a)	32,348	1,562,401
Shell PLC	2,027,234	52,538,533
Universal Music Group NV	194,812	3,896,949
Wolters Kluwer NV	70,989	6,869,381
		190,569,201
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (b)	345,794	1,543,682
Fisher & Paykel Healthcare Corp., Ltd.	162,203	2,014,978
Mercury NZ, Ltd.	169,663	596,007
Meridian Energy, Ltd.	387,943	1,128,833
Spark New Zealand, Ltd.	513,057	1,531,168
Xero, Ltd. (b)	37,384	1,978,419
		8,793,087
Security Description	Shares	Value
NORWAY — 0.7%
Aker BP ASA (a)	34,929	$ 1,209,465
DNB Bank ASA	249,414	4,456,999
Equinor ASA	259,159	8,985,543
Gjensidige Forsikring ASA	58,769	1,186,712
Kongsberg Gruppen ASA	26,562	949,051
Mowi ASA	115,588	2,621,855
Norsk Hydro ASA	349,926	1,953,685
Orkla ASA	199,014	1,585,706
Salmar ASA	17,102	1,198,728
Telenor ASA	184,371	2,444,657
		26,592,401
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	735,646	3,423,949
Galp Energia SGPS SA	139,432	1,630,428
Jeronimo Martins SGPS SA	75,241	1,631,423
		6,685,800
SAUDI ARABIA — 0.0% (c)
Delivery Hero SE (b)(d)	45,203	1,690,400
SINGAPORE — 1.5%
Ascendas Real Estate Investment Trust	947,015	1,939,350
CapitaLand Integrated Commercial Trust REIT	1,371,089	2,137,862
Capitaland Investment, Ltd.	702,282	1,927,655
City Developments, Ltd.	96,600	565,704
DBS Group Holdings, Ltd.	481,057	10,259,231
Genting Singapore, Ltd.	1,636,500	846,648
Grab Holdings, Ltd. Class A (b)	298,600	755,458
Keppel Corp., Ltd.	395,100	1,842,494
Mapletree Commercial Trust REIT	656,900	863,783
Mapletree Logistics Trust REIT	814,804	983,596
Oversea-Chinese Banking Corp., Ltd.	914,266	7,482,568
Sea, Ltd. ADR (b)	94,700	6,331,642
Singapore Airlines, Ltd. (a)(b)	347,449	1,273,256
Singapore Exchange, Ltd.	244,700	1,663,334
Singapore Technologies Engineering, Ltd.	410,500	1,203,449
Singapore Telecommunications, Ltd.	2,202,100	4,003,243
STMicroelectronics NV	180,187	5,651,294
United Overseas Bank, Ltd.	321,290	6,060,115
UOL Group, Ltd.	136,932	724,164
Venture Corp., Ltd.	73,700	880,672
		57,395,518
SOUTH AFRICA — 0.3%
Anglo American PLC	336,468	12,001,274
SPAIN — 2.5%
Acciona SA (a)	7,116	1,305,618

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA (a)	62,205	$ 1,504,195
Aena SME SA (b)(d)	20,495	2,597,963
Amadeus IT Group SA (b)	121,258	6,739,049
Banco Bilbao Vizcaya Argentaria SA	1,805,465	8,173,919
Banco Santander SA	4,616,364	12,972,764
CaixaBank SA	1,160,641	4,024,821
Cellnex Telecom SA (d)	143,066	5,538,515
EDP Renovaveis SA	72,636	1,710,108
Enagas SA (a)	68,605	1,511,206
Endesa SA (a)	84,066	1,581,962
Ferrovial SA	128,028	3,237,756
Grifols SA (a)(b)	74,383	1,402,468
Iberdrola SA	1,544,156	15,975,486
Industria de Diseno Textil SA	297,345	6,711,452
Naturgy Energy Group SA	42,219	1,212,467
Red Electrica Corp. SA (a)	114,205	2,152,106
Repsol SA	395,105	5,803,528
Siemens Gamesa Renewable Energy SA (b)	58,129	1,088,408
Telefonica SA (a)	1,477,368	7,509,427
		92,753,218
SWEDEN — 3.1%
Alfa Laval AB	81,552	1,962,520
Assa Abloy AB Class B	267,221	5,666,523
Atlas Copco AB Class A	705,318	6,577,985
Atlas Copco AB Class B	425,220	3,549,517
Boliden AB (b)	75,804	2,406,740
Electrolux AB Class B	67,340	904,622
Embracer Group AB (a)(b)	183,564	1,397,053
Epiroc AB Class A	176,152	2,715,148
Epiroc AB Class B	105,036	1,416,552
EQT AB	79,568	1,625,928
Essity AB Class B	159,055	4,145,792
Evolution AB (d)	47,876	4,345,441
Fastighets AB Balder Class B (b)	161,934	774,478
Getinge AB Class B	59,119	1,363,832
H & M Hennes & Mauritz AB Class B (a)	185,775	2,214,637
Hexagon AB Class B	511,904	5,307,668
Holmen AB Class B	27,072	1,096,100
Husqvarna AB Class B	100,866	740,593
Industrivarden AB Class A	37,655	845,891
Industrivarden AB Class C	42,571	945,108
Indutrade AB	78,148	1,422,654
Investment AB Latour Class B	36,812	726,727
Investor AB Class A	127,024	2,276,476
Investor AB Class B	482,308	7,915,623
Kinnevik AB Class B (b)	60,470	972,486
L E Lundbergforetagen AB Class B	22,280	904,254
Lifco AB Class B	61,729	989,421
Security Description	Shares	Value
Lundin Energy AB (a)	56,063	$ 38,242
Lundin Energy Mergerco AB (a)	56,063	2,281,157
Nibe Industrier AB Class B	389,136	2,916,412
Sagax AB Class B	54,853	1,010,087
Sandvik AB	284,584	4,605,876
Securitas AB Class B	76,709	659,640
Skandinaviska Enskilda Banken AB Class A	438,727	4,298,475
Skanska AB Class B	93,275	1,427,242
SKF AB Class B	99,835	1,466,242
Svenska Cellulosa AB SCA Class B	154,458	2,303,139
Svenska Handelsbanken AB Class A	390,062	3,327,597
Swedbank AB Class A	247,427	3,121,993
Swedish Match AB	425,455	4,326,211
Swedish Orphan Biovitrum AB (b)	49,722	1,073,297
Tele2 AB Class B	141,731	1,611,303
Telefonaktiebolaget LM Ericsson Class B	787,784	5,863,369
Telia Co. AB	681,084	2,604,063
Volvo AB Class A	54,885	881,596
Volvo AB Class B	398,352	6,156,780
Volvo Car AB Class B (a)(b)	172,335	1,142,913
		116,325,403
SWITZERLAND — 6.0%
ABB, Ltd.	436,706	11,613,866
Adecco Group AG (b)	41,746	1,414,572
Alcon, Inc.	132,441	9,224,595
Bachem Holding AG Class B	8,450	585,635
Baloise Holding AG	12,289	2,001,207
Barry Callebaut AG	938	2,086,948
Chocoladefabriken Lindt & Spruengli AG (e)	286	2,900,778
Chocoladefabriken Lindt & Spruengli AG (e)	30	3,136,784
Cie Financiere Richemont SA Class A	138,999	14,758,707
Clariant AG	53,896	1,023,481
Credit Suisse Group AG (b)	723,271	4,094,771
EMS-Chemie Holding AG	1,951	1,447,940
Geberit AG	9,829	4,710,446
Givaudan SA	2,490	8,731,321
Holcim AG (b)	146,380	6,246,016
Julius Baer Group, Ltd. (b)	61,702	2,838,414
Kuehne + Nagel International AG	14,357	3,389,233
Logitech International SA (a)	46,326	2,413,201
Lonza Group AG	19,768	10,510,171
Novartis AG	583,704	49,294,896
Partners Group Holding AG	5,965	5,359,683
Schindler Holding AG (e)	10,698	1,945,497
Schindler Holding AG (e)	5,997	1,074,931
SGS SA	1,653	3,772,711

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
Sika AG	38,560	$ 8,861,127
Sonova Holding AG	14,232	4,519,275
Straumann Holding AG	28,798	3,448,781
Swatch Group AG Bearer Shares (e)	7,490	1,772,064
Swatch Group AG (e)	13,415	594,696
Swiss Life Holding AG (a)	8,362	4,061,555
Swiss Prime Site AG (b)	20,793	1,818,994
Swisscom AG	7,092	3,906,952
Temenos AG	16,017	1,365,548
UBS Group AG	937,044	15,063,568
VAT Group AG (b)(d)	7,660	1,821,085
Vifor Pharma AG (b)	12,818	2,215,887
Zurich Insurance Group AG	39,922	17,314,059
		221,339,395
UNITED KINGDOM — 11.9%
3i Group PLC	262,686	3,536,326
Abrdn PLC	580,037	1,126,025
Admiral Group PLC	51,971	1,416,327
Ashtead Group PLC	119,266	4,981,137
Associated British Foods PLC	98,662	1,890,761
AstraZeneca PLC	412,876	54,153,064
Auto Trader Group PLC (d)	240,338	1,619,926
AVEVA Group PLC	34,897	953,989
Aviva PLC (b)	733,531	3,574,928
BAE Systems PLC	850,856	8,578,640
Barclays PLC	4,506,013	8,379,228
Barratt Developments PLC	264,661	1,470,164
Berkeley Group Holdings PLC (b)	28,426	1,285,598
BP PLC	5,203,169	24,536,633
British American Tobacco PLC	581,697	24,863,224
British Land Co. PLC REIT	225,039	1,221,918
BT Group PLC (a)	1,816,558	4,109,999
Bunzl PLC	91,540	3,022,733
Burberry Group PLC	101,799	2,028,765
CK Hutchison Holdings, Ltd.	700,500	4,735,792
CNH Industrial NV	270,192	3,112,844
Coca-Cola Europacific Partners PLC (e)	32,800	1,692,808
Coca-Cola Europacific Partners PLC (e)	24,266	1,242,568
Compass Group PLC	473,527	9,661,258
Croda International PLC	38,336	3,013,179
DCC PLC	26,090	1,615,301
Diageo PLC	618,848	26,533,824
Entain PLC (b)	162,956	2,463,879
Experian PLC	247,971	7,245,630
Halma PLC	103,227	2,518,563
Hargreaves Lansdown PLC (a)	90,128	862,294
HSBC Holdings PLC	5,418,411	35,244,565
Imperial Brands PLC	240,287	5,357,752
Informa PLC (b)	384,742	2,470,818
Security Description	Shares	Value
InterContinental Hotels Group PLC	50,086	$ 2,645,972
Intertek Group PLC	42,456	2,168,643
J Sainsbury PLC	488,004	1,209,019
JD Sports Fashion PLC	647,470	907,413
Johnson Matthey PLC	45,893	1,073,173
Just Eat Takeaway.com NV (b)(d)	45,155	711,225
Kingfisher PLC	520,288	1,543,643
Land Securities Group PLC REIT	190,209	1,533,835
Legal & General Group PLC	1,619,445	4,710,330
Lloyds Banking Group PLC	18,845,363	9,683,384
London Stock Exchange Group PLC	87,054	8,068,759
M&G PLC	737,485	1,742,913
Melrose Industries PLC	1,179,501	2,144,370
National Grid PLC	964,659	12,324,497
Natwest Group PLC	1,521,260	4,033,080
Next PLC	36,520	2,599,010
Ocado Group PLC (b)	130,765	1,240,605
Pearson PLC	171,508	1,561,743
Persimmon PLC	85,811	1,941,491
Phoenix Group Holdings PLC	186,700	1,338,660
Reckitt Benckiser Group PLC	190,370	14,264,722
RELX PLC (e)	419,542	11,341,755
RELX PLC (e)	95,094	2,566,921
Rentokil Initial PLC	504,406	2,907,285
Rolls-Royce Holdings PLC (b)	2,203,613	2,219,890
Sage Group PLC	279,019	2,151,049
Schroders PLC	35,121	1,139,680
Segro PLC REIT	313,582	3,719,944
Severn Trent PLC	63,599	2,100,096
Smith & Nephew PLC	234,151	3,263,085
Smiths Group PLC	103,073	1,751,852
Spirax-Sarco Engineering PLC	20,317	2,437,296
SSE PLC	289,890	5,689,240
St James's Place PLC	151,373	2,026,780
Standard Chartered PLC	696,945	5,235,860
Taylor Wimpey PLC	957,030	1,355,782
Tesco PLC	2,012,409	6,244,344
Unilever PLC	684,793	30,945,580
United Utilities Group PLC	180,213	2,232,369
Vodafone Group PLC	7,159,447	11,012,822
Whitbread PLC	53,145	1,599,349
WPP PLC	308,247	3,086,895
		442,994,821
UNITED STATES — 6.1%
CyberArk Software, Ltd. (b)	11,100	1,420,356
Ferguson PLC	58,476	6,524,966
GSK PLC	1,358,971	29,139,504
James Hardie Industries PLC CDI	118,031	2,578,581
Nestle SA	750,689	87,383,697

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description	Shares	Value
QIAGEN NV (b)	61,443	$ 2,871,330
Roche Holding AG Bearer Shares (a)	6,830	2,628,268
Roche Holding AG	187,260	62,309,159
Schneider Electric SE	144,164	17,015,863
Sinch AB (a)(b)(d)	143,153	465,121
Stellantis NV (e)	179,253	2,207,947
Stellantis NV (e)	401,017	4,943,716
Swiss Re AG	79,514	6,144,509
Tenaris SA	129,604	1,662,517
		227,295,534
TOTAL COMMON STOCKS (Cost $3,484,434,089)		3,635,103,847

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f)(g)	45,398,754	45,394,214
State Street Navigator Securities Lending Portfolio II (h)(i)	50,708,786	50,708,786
TOTAL SHORT-TERM INVESTMENTS (Cost $96,098,076)		96,103,000
TOTAL INVESTMENTS — 100.2% (Cost $3,580,532,165)		3,731,206,847
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(8,835,223)
NET ASSETS — 100.0%		$ 3,722,371,624

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	925	09/16/2022	$85,801,713	$85,867,750	$66,037

During the period ended June 30, 2022, average notional value related to futures contracts was $94,100,284.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,632,822,690	$2,281,157	$—	$3,635,103,847
Short-Term Investments	96,103,000	—	—	96,103,000
TOTAL INVESTMENTS	$3,728,925,690	$2,281,157	$—	$3,731,206,847
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	$ 66,037	$ —	$—	$ 66,037
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 66,037	$ —	$—	$ 66,037
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,728,991,727	$2,281,157	$—	$3,731,272,884
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	17.3%
Industrials	14.5
Health Care	13.5
Consumer Discretionary	11.0
Consumer Staples	10.6
Information Technology	7.6
Materials	7.3
Communication Services	4.9
Energy	4.7
Utilities	3.4
Real Estate	2.8
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,646,528	$24,648,993	$ 538,113,801	$517,370,658	$(2,846)	$4,924	45,398,754	$45,394,214	$ 114,499
State Street Navigator Securities Lending Portfolio II	21,854,737	21,854,737	388,341,934	359,487,885	—	—	50,708,786	50,708,786	671,228
Total		$46,503,730	$926,455,735	$876,858,543	$(2,846)	$4,924		$96,103,000	$785,727
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,635,103,847
Investments in affiliated issuers, at value	96,103,000
Total Investments	3,731,206,847
Foreign currency, at value	22,726,710
Net cash at broker	4,194,639
Cash	16
Receivable from broker — accumulated variation margin on futures contracts	68,263
Dividends receivable — unaffiliated issuers	5,343,322
Dividends receivable — affiliated issuers	38,686
Securities lending income receivable — unaffiliated issuers	46,581
Securities lending income receivable — affiliated issuers	35,881
Receivable for foreign taxes recoverable	10,557,787
TOTAL ASSETS	3,774,218,732
LIABILITIES
Payable upon return of securities loaned	50,708,786
Payable for investments purchased	202,445
Advisory fee payable	623,716
Custodian fees payable	241,334
Professional fees payable	39,825
Printing and postage fees payable	19,960
Accrued expenses and other liabilities	11,042
TOTAL LIABILITIES	51,847,108
NET ASSETS	$3,722,371,624
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,484,434,089
Investments in affiliated issuers	96,098,076
Total cost of investments	$3,580,532,165
Foreign currency, at cost	$ 22,787,005
* Includes investments in securities on loan, at value	$ 74,995,665
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 94,280,244
Dividend income — affiliated issuers	114,499
Unaffiliated securities lending income	655,674
Affiliated securities lending income	671,228
Foreign taxes withheld	(13,949,075)
TOTAL INVESTMENT INCOME (LOSS)	81,772,570
EXPENSES
Advisory fee	2,526,117
Custodian fees	272,130
Trustees’ fees and expenses	26,170
Professional fees and expenses	37,944
Printing and postage fees	7,700
Insurance expense	540
Miscellaneous expenses	19,263
TOTAL EXPENSES	2,889,864
NET INVESTMENT INCOME (LOSS)	$ 78,882,706
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(41,067,604)
Investments — affiliated issuers	(2,846)
Foreign currency transactions	(2,006,145)
Futures contracts	(9,736,057)
Net realized gain (loss)	(52,812,652)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(910,574,947)
Investments — affiliated issuers	4,924
Foreign currency translations	(1,196,508)
Futures contracts	(460,745)
Net change in unrealized appreciation/depreciation	(912,227,276)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(965,039,928)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(886,157,222)
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,882,706	$ 106,772,031
Net realized gain (loss)	(52,812,652)	16,660,236
Net change in unrealized appreciation/depreciation	(912,227,276)	289,008,821
Net increase (decrease) in net assets resulting from operations	(886,157,222)	412,441,088
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	537,563,221	673,180,166
Withdrawals	(275,594,378)	(394,883,626)
Net increase (decrease) in net assets from capital transactions	261,968,843	278,296,540
Net increase (decrease) in net assets during the period	(624,188,379)	690,737,628
Net assets at beginning of period	4,346,560,003	3,655,822,375
NET ASSETS AT END OF PERIOD	$3,722,371,624	$4,346,560,003
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Total return (a)	(19.66)%	11.25%	7.96%	22.11%	(13.83)%	25.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,722,372	$4,346,560	$3,655,822	$3,726,406	$2,809,510	$2,855,669
Ratios to average net assets:
Total expenses	0.14%(b)	0.14%	0.14%	0.15%	0.15%	0.14%
Net investment income (loss)	3.83%(b)	2.67%	2.35%	3.17%	2.96%	2.80%
Portfolio turnover rate	3%(c)	7%	8%	3%	14%	4%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2022, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$68,263	$—	$68,263
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(9,736,057)	$—	(9,736,057)

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(460,745)	$—	$(460,745)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2022, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$471,356,668	$135,568,441
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,681,068,432	$436,538,841	$386,334,389	$50,204,452
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 74,995,665	$ 50,708,786	$ 30,811,768	$ 81,520,554
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2022:
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$50,708,786	$—	$—	$—	$50,708,786	$50,708,786
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021 the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Portfolio had no outstanding loans as of June 30, 2022.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$803.40	$0.63	$1,024.10	$0.70
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Portfolio's Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors' interests in the Portfolio During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio's prospectus for more information regarding the Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
_______________________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2021 to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and transfer agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Fund Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2021. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Portfolio’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory in comparison to the performance of its Performance Group, Performance Universe and Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers. As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio. The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s actual management fee was below the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
31

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 7, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 7, 2022